UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Tax-Free Bond Fund

Semi-Annual Report

July 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of July 31, 2021

% of fund's net assets
Illinois	16.7
Florida	6.9
New York	6.8
Texas	6.0
New Jersey	5.6

Top Five Sectors as of July 31, 2021

% of fund's net assets
General Obligations	26.4
Health Care	20.7
Transportation	17.5
Education	7.3
Special Tax	6.9

Quality Diversification (% of fund's net assets)

As of July 31, 2021
AAA	3.6%
AA,A	72.3%
BBB	16.7%
BB and Below	2.6%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Alabama - 1.6%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	2,229,687
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$285,000	$335,461
4% 12/1/35	930,000	1,089,813
4% 12/1/37	1,250,000	1,454,136
4% 12/1/38	240,000	278,587
4% 12/1/39	1,700,000	1,968,849
4% 12/1/41	4,070,000	4,694,102
4% 12/1/44	2,400,000	2,751,190
4% 12/1/49	560,000	637,471
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	24,380,000	27,833,332
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	60,000	70,091
5% 3/1/27	115,000	133,069
5% 3/1/28	125,000	143,959
5% 3/1/29	105,000	120,353
5% 3/1/30	125,000	142,635
5% 3/1/36	2,450,000	2,762,518
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,335,000	1,628,306
4% 6/1/30	1,010,000	1,246,811
4% 6/1/31	875,000	1,094,919
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (a)	21,345,000	26,849,920

TOTAL ALABAMA		77,465,209

Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,113,457
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,995,547
5% 10/1/33	2,200,000	2,605,462

TOTAL ALASKA		9,714,466

Arizona - 2.1%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,334,119
5% 6/1/27	500,000	622,301
5% 6/1/29	1,725,000	2,195,354
5% 6/1/30	1,470,000	1,858,943
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.907%, tender 1/1/37 (a)(b)	1,000,000	995,882
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	410,000	493,495
4% 9/1/38	445,000	534,364
4% 9/1/39	400,000	479,148
4% 9/1/40	435,000	520,055
4% 9/1/46	1,000,000	1,180,838
5% 9/1/31	195,000	257,869
5% 9/1/32	300,000	395,496
5% 9/1/33	415,000	545,283
5% 9/1/34	350,000	458,457
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,176,353
5% 5/1/43	1,000,000	1,067,029
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,220,000	1,674,088
5% 7/1/34	1,250,000	1,701,733
5% 7/1/35	1,000,000	1,358,815
Glendale Gen. Oblig. Series 2017, 5% 7/1/24	3,475,000	3,954,397
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	167,556
5% 7/1/48	200,000	213,603
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,515,313
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	585,000	614,678
6% 1/1/48 (c)	2,825,000	2,946,470
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,441,432
5% 7/1/30	1,500,000	1,872,607
5% 7/1/31	800,000	994,847
5% 7/1/32	3,250,000	4,030,541
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,696,204
Series 2017 B:
5% 7/1/30	4,000,000	4,975,263
5% 7/1/34	2,000,000	2,483,434
5% 7/1/35	2,000,000	2,483,040
Series 2019 A, 5% 7/1/44	5,615,000	7,129,908
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,100,000	1,345,528
5% 7/1/32	355,000	431,166
5% 7/1/36	595,000	715,589
5% 7/1/37	520,000	623,815
5% 7/1/38	830,000	993,694
5% 7/1/45	7,200,000	8,503,258
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	7,722,044
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44	8,430,000	11,015,728
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,125,000	1,361,638
5% 7/1/54	3,530,000	4,258,237
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,043,442
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.25% 12/1/23	2,500,000	2,769,057

TOTAL ARIZONA		99,152,111

California - 4.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,596,476
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	35,000	35,134
5.5% 4/1/30	5,000	5,020
Series 2012, 5.25% 4/1/35	2,920,000	3,017,908
Series 2017, 5% 11/1/29	6,225,000	7,891,597
Series 2020:
4% 11/1/37	8,715,000	10,798,753
4% 11/1/38	8,000,000	9,873,346
4% 11/1/39	3,500,000	4,308,779
4% 11/1/40	2,500,000	3,064,264
Series 2021:
5% 9/1/31 (d)	17,210,000	23,853,115
5% 9/1/32 (d)	6,055,000	8,363,989
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	15,070,000	16,550,079
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	1,831,303	2,181,513
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,140,000	2,714,512
5% 5/15/38	3,000,000	3,787,947
5% 5/15/43	4,000,000	5,006,290
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	340,000	307,518
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	280,000	254,318
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,731,917
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,171,722
5% 5/15/26	1,000,000	1,211,371
5% 5/15/27	1,000,000	1,211,371
5% 5/15/28	1,000,000	1,207,685
5% 5/15/32	1,250,000	1,495,234
5% 5/15/33	1,500,000	1,791,165
5% 5/15/40	1,000,000	1,181,225
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,275,000	2,397,961
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	1,450,000	1,678,365
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,722,828
Series 2017 A1:
5% 6/1/22	1,555,000	1,616,845
5% 6/1/23	1,780,000	1,934,353
5% 6/1/24	1,000,000	1,131,168
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2021 B, 5% 7/1/51	14,995,000	19,636,716
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,455,000
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	1,100,436
Series B:
0% 8/1/33	4,350,000	3,595,073
0% 8/1/37	8,000,000	5,918,848
0% 8/1/38	4,225,000	3,031,512
0% 8/1/39	7,220,000	5,024,839
0% 8/1/41	4,900,000	3,200,087
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	1,050,000	1,239,737
5% 9/1/30	1,370,000	1,591,639
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,389,507
5% 8/1/31	1,630,000	1,915,537
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,519,335
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,770,000	2,126,139
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	2,393,876
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	1,069,902
0% 7/1/37	5,105,000	3,843,012
Series 2008 E, 0% 7/1/47 (e)	2,600,000	2,609,150
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	2,930,000	3,695,521
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24 (Pre-Refunded to 6/1/23 @ 100)	1,000,000	1,089,456
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	1,000,000	1,089,456
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	2,010,955
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,649,012
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	1,000,000	1,249,957
5% 6/1/28	1,510,000	1,938,215
5% 6/1/29	1,000,000	1,314,437
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,610,000	2,004,279
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,251,087
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	994,114

TOTAL CALIFORNIA		216,040,602

Colorado - 0.6%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,749,277
5% 10/1/43	5,810,000	6,941,433
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	295,265
5% 9/1/24	225,000	255,542
5% 9/1/25	260,000	305,461
5% 9/1/28	2,200,000	2,709,998
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,272,283
Series 2019 A, 4% 11/1/39	2,980,000	3,574,976
Series 2019 A2, 4% 8/1/49	2,900,000	3,364,977
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,110,000	1,245,243
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	3,839,411

TOTAL COLORADO		28,553,866

Connecticut - 2.6%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,550,000	1,807,907
Series 2016 E:
5% 10/15/26	2,030,000	2,505,416
5% 10/15/29	2,930,000	3,592,843
Series 2018 F:
5% 9/15/25	1,950,000	2,324,451
5% 9/15/27	1,000,000	1,267,926
5% 9/15/28	4,500,000	5,852,965
Series 2020 A:
4% 1/15/33	8,435,000	10,371,814
4% 1/15/34	7,005,000	8,586,117
5% 1/15/40	2,765,000	3,573,576
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,268,719
5% 7/1/35	1,200,000	1,448,219
5% 7/1/36	400,000	481,792
5% 7/1/37	1,555,000	1,869,283
5% 7/1/42	3,780,000	4,524,158
Bonds Series 2020 B:
5%, tender 1/1/25 (a)	4,450,000	5,126,393
5%, tender 1/1/27 (a)	4,710,000	5,775,754
Series 2016 K, 4% 7/1/46	4,465,000	4,878,754
Series 2017 B, 5% 7/1/29	9,780,000	12,970,101
Series 2019 A:
5% 7/1/34 (c)	1,325,000	1,437,010
5% 7/1/49 (c)	2,040,000	2,158,025
Series 2020 A, 4% 7/1/39	3,000,000	3,540,042
Series 2020 C, 4% 7/1/45	4,220,000	4,917,562
Series 2020 K:
5% 7/1/37	1,000,000	1,292,583
5% 7/1/38	1,500,000	1,934,501
5% 7/1/39	1,550,000	1,994,277
5% 7/1/44 (c)	1,295,000	1,574,014
Series G, 5% 7/1/50 (c)	1,100,000	1,328,975
Series K1:
5% 7/1/31	1,500,000	1,790,556
5% 7/1/35	1,280,000	1,509,721
Series N:
4% 7/1/39	1,235,000	1,406,694
4% 7/1/49	1,475,000	1,653,752
5% 7/1/32	550,000	684,353
5% 7/1/33	500,000	619,899
5% 7/1/34	250,000	309,062
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,490,000	1,691,397
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,863,485
5% 5/1/35	2,325,000	2,864,227
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,876,242
5% 4/1/39 (c)	3,125,000	3,635,256
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	570,000	673,205
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	1,020,000	1,216,025
5% 11/1/26	1,735,000	2,134,156

TOTAL CONNECTICUT		125,331,207

Delaware - 0.3%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,994,353
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,300,000	2,855,137
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,764,224
5% 7/15/30	6,495,000	7,729,611
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,250,000	1,573,765
5% 10/1/34	2,000,000	2,513,510
5% 10/1/36	2,000,000	2,508,289
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B:
5% 10/1/21	3,490,000	3,517,642
5% 10/1/23	2,250,000	2,487,155
5% 10/1/25	2,310,000	2,758,922
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/22	3,210,000	3,389,761
5% 10/1/22	2,040,000	2,153,260
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,626,608

TOTAL DISTRICT OF COLUMBIA		41,877,884

Florida - 6.9%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,929,205
Series 2015 C, 5% 7/1/27	1,455,000	1,709,464
Broward County Arpt. Sys. Rev. Series 2012 P-2, 5% 10/1/21	1,630,000	1,642,964
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,940,351
Series 2012 A, 5% 7/1/24	4,345,000	4,532,120
Series 2015 A:
5% 7/1/24	940,000	1,067,030
5% 7/1/26	3,635,000	4,290,885
Series 2016, 5% 7/1/32	1,020,000	1,223,292
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	2,092,008
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (FSA Insured)	4,250,000	5,325,258
4% 7/1/35 (FSA Insured)	4,120,000	5,152,360
4% 7/1/37 (FSA Insured)	4,575,000	5,680,447
4% 7/1/38 (FSA Insured)	2,860,000	3,539,052
4% 7/1/39 (FSA Insured)	2,305,000	2,844,710
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,441,738
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,390,000	2,794,489
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,800,000	5,568,093
Series 2019, 5% 10/1/27	650,000	801,908
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	4,400,000	4,896,587
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,983,239
Series 2015 C, 5% 10/1/35	2,000,000	2,277,384
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	400,000	518,251
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,198,702
5% 10/1/31	1,075,000	1,309,026
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,187,659
Series 2015 B, 5% 10/1/29	1,250,000	1,478,335
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,810,000	3,535,214
5% 10/1/35	5,000,000	6,230,911
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	585,000	657,831
5% 6/1/24	835,000	943,518
5% 6/1/28	655,000	761,936
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,500,000	3,142,270
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,422,978
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	2,927,909
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,431,087
5% 8/15/34	2,750,000	3,362,027
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,378,996
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	1,500,000	1,703,377
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,530,000	1,704,318
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/37	8,500,000	9,693,850
Series 2014 B, 5% 10/1/34	2,225,000	2,542,793
Series 2016 A, 5% 10/1/41	8,500,000	10,295,496
Series 2020 A:
4% 10/1/35	1,600,000	1,949,532
4% 10/1/41	1,200,000	1,438,577
5% 10/1/31	2,140,000	2,839,542
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24 (Pre-Refunded to 10/1/22 @ 100)	1,000,000	1,057,209
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,310,012
Series 2014 A:
5% 7/1/25	1,430,000	1,625,485
5% 7/1/27	1,000,000	1,134,202
5% 7/1/28	2,225,000	2,514,587
5% 7/1/29	1,010,000	1,141,453
5% 7/1/44	18,800,000	21,003,089
Series 2014 B, 5% 7/1/30	2,500,000	2,825,379
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/27	9,895,000	12,447,777
5% 7/1/28	10,385,000	13,414,188
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/25	6,655,000	7,656,373
Series 2015 A, 5% 5/1/29	12,370,000	14,345,346
Series 2015 B, 5% 5/1/27	2,980,000	3,472,731
Series 2016 A, 5% 5/1/32	10,000,000	11,925,657
Series 2016 B, 5% 8/1/26	4,505,000	5,477,170
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	798,089
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	6,315,000	6,519,444
Series 2012 B, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	2,500,000	2,580,936
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	5,000,000	5,930,205
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	1,150,000	1,201,195
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D:
5% 8/1/28	1,980,000	2,339,769
5% 8/1/29	6,765,000	7,970,631
Series 2018 A, 5% 8/1/24	760,000	867,929
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	200,000	233,695
5% 7/1/39	400,000	484,787
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,735,465
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	602,224
5% 10/1/28	4,000,000	4,805,521
5% 10/1/30	2,000,000	2,390,543
5% 10/1/32	3,310,000	3,952,991
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,855,339
5% 8/15/32	3,920,000	4,892,191
5% 8/15/35	705,000	877,148
5% 8/15/37	5,000,000	6,203,638
5% 8/15/42	3,400,000	4,206,390
5% 8/15/47	5,200,000	6,415,068
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/21	35,000	35,541
5% 12/1/29	1,425,000	1,671,051
5% 12/1/36	1,100,000	1,273,987
Series 2015 A, 5% 12/1/40	1,000,000	1,135,315
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	942,889
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	760,000	948,742
5% 10/15/49	1,420,000	1,763,158
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,380,708
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,631,030
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	849,296

TOTAL FLORIDA		327,232,292

Georgia - 3.1%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,520,000	1,971,287
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,739,396
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,600,000	10,226,029
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,999,115
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,440,000	8,188,546
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,008,174
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,360,000	1,770,678
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,230,000	1,587,865
Series 2019:
4% 6/15/49	1,180,000	1,382,392
5% 6/15/52	4,315,000	5,425,639
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	10,663,055
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	6,100,000	6,974,979
5% 1/1/30	415,000	531,938
5% 1/1/32	935,000	1,187,124
5% 1/1/34	1,920,000	2,422,947
5% 1/1/35	925,000	1,164,801
5% 1/1/36	1,140,000	1,431,128
5% 1/1/37	1,115,000	1,396,382
5% 1/1/38	1,150,000	1,436,524
5% 1/1/44	2,990,000	3,693,720
Series C, 5% 1/1/22	2,900,000	2,957,129
Series GG, 5% 1/1/23	1,600,000	1,707,842
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,234,561
Series S, 5% 10/1/24	1,575,000	1,662,351
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,895,000	5,785,614
4% 7/1/39	2,500,000	2,927,048
4% 7/1/43	2,615,000	3,037,270
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	24,120,000	26,030,410
Series 2019 B, 4%, tender 12/2/24 (a)	6,040,000	6,719,299
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,764,529
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,856,609
5% 4/1/44	9,105,000	9,968,853
Series 2020 B:
5% 9/1/25	3,555,000	4,228,775
5% 9/1/31	1,125,000	1,517,510
5% 9/1/33	2,500,000	3,350,568

TOTAL GEORGIA		144,950,087

Hawaii - 0.2%
Hawaii Gen. Oblig.:
Series 2017 FK, 5% 5/1/33	4,200,000	5,192,523
Series 2020 C:
4% 7/1/37	1,100,000	1,345,748
4% 7/1/38	1,250,000	1,525,712

TOTAL HAWAII		8,063,983

Idaho - 0.3%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	500,000	578,989
5.5% 12/1/26	1,200,000	1,431,112
5.5% 12/1/27	3,250,000	3,867,729
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/22	1,850,000	1,935,041
5% 7/15/23	880,000	962,674
5% 7/15/24	705,000	802,366
5% 7/15/25	705,000	831,209
5% 7/15/26	500,000	608,442
5% 7/15/27	1,765,000	2,211,032
Series 2019 A, 4% 1/1/50	525,000	585,389

TOTAL IDAHO		13,813,983

Illinois - 16.7%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,502,766
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,178,000
Series 2011 A:
5% 12/1/41	1,865,000	1,891,314
5.25% 12/1/41	1,510,000	1,532,538
5.5% 12/1/39	2,700,000	2,742,958
Series 2012 A, 5% 12/1/42	2,815,000	2,951,999
Series 2015 C, 5.25% 12/1/39	800,000	899,760
Series 2016 B, 6.5% 12/1/46	400,000	502,312
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,862,342
Series 2017 C:
5% 12/1/22	1,370,000	1,452,680
5% 12/1/23	2,730,000	3,011,460
5% 12/1/24	1,840,000	2,104,182
5% 12/1/25	2,830,000	3,339,991
5% 12/1/26	500,000	607,444
Series 2017 D:
5% 12/1/24	1,805,000	2,064,156
5% 12/1/31	1,955,000	2,408,534
Series 2017 H, 5% 12/1/36	440,000	536,740
Series 2018 A:
5% 12/1/24	1,590,000	1,818,287
5% 12/1/29	4,445,000	5,635,908
5% 12/1/31	850,000	1,073,623
Series 2018 C, 5% 12/1/46	8,695,000	10,710,996
Series 2019 A:
5% 12/1/25	2,500,000	2,950,522
5% 12/1/26	2,100,000	2,551,263
5% 12/1/29	3,095,000	4,024,116
5% 12/1/30	4,045,000	5,227,372
5% 12/1/32	1,700,000	2,183,807
Series 2021 A:
5% 12/1/37	360,000	465,164
5% 12/1/38	1,075,000	1,386,094
5% 12/1/39	4,500,000	5,789,194
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	1,660,000	1,963,498
5% 1/1/27	7,650,000	9,308,284
5% 1/1/28	700,000	873,594
5% 1/1/29	3,860,000	4,926,030
5% 1/1/30	7,450,000	9,692,329
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	921,117
5% 1/1/36	4,500,000	5,310,016
5% 1/1/37	5,300,000	6,252,086
5% 1/1/41	6,000,000	7,086,521
5% 1/1/46	8,470,000	9,989,087
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,525,327
Series 2016 B, 5% 1/1/34	2,835,000	3,361,797
Series 2016 C:
5% 1/1/32	4,750,000	5,638,365
5% 1/1/33	1,305,000	1,547,701
5% 1/1/34	1,510,000	1,790,587
Series 2016 D, 5% 1/1/52	7,075,000	8,538,579
Series 2017 B:
5% 1/1/34	1,515,000	1,849,209
5% 1/1/35	2,540,000	3,095,267
5% 1/1/36	1,650,000	2,006,007
5% 1/1/37	6,400,000	7,766,669
5% 1/1/38	2,250,000	2,727,792
5% 1/1/39	5,000,000	6,055,421
Series 2018 B, 5% 1/1/53	1,125,000	1,392,498
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,869,418
Series 2017, 5% 12/1/46	1,900,000	2,285,803
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,019,100
5% 6/1/23	880,000	956,684
5% 6/1/24	1,495,000	1,696,552
5% 6/1/25	745,000	877,777
5% 6/1/26	1,595,000	1,935,323
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	445,000	446,543
Cook County Forest Preservation District Series 2012 C, 5% 12/15/22	1,230,000	1,280,952
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/28	1,625,000	1,648,200
Series 2012 C:
5% 11/15/23	4,375,000	4,644,908
5% 11/15/24	3,500,000	3,715,798
5% 11/15/25 (FSA Insured)	5,800,000	6,158,906
Series 2016 A, 5% 11/15/29	6,110,000	7,404,438
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	675,000	825,498
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,566,276
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	200,000	259,490
5% 10/1/32	290,000	375,191
5% 10/1/33	500,000	644,920
5% 10/1/35	300,000	385,271
5% 10/1/36	300,000	384,476
5% 10/1/37	350,000	447,384
5% 10/1/38	375,000	478,336
5% 10/1/39	645,000	820,939
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,360,000	2,812,259
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,710,210
5% 10/1/33	1,500,000	1,809,234
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	939,723
5% 7/15/27	1,300,000	1,634,571
5% 7/15/30	1,490,000	1,876,595
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	11,085,000	12,861,765
5% 5/15/43	10,000,000	12,382,247
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,723,629
5% 2/15/29	3,455,000	4,263,269
5% 2/15/36	2,390,000	2,914,155
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	576,147
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,390,462
Bonds Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,246,415
Series 2012 A, 5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	700,000	726,850
Series 2012:
4% 9/1/32	3,020,000	3,138,962
5% 9/1/22	800,000	842,497
5% 9/1/32	4,000,000	4,208,455
5% 9/1/38	5,400,000	5,675,380
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	1,640,000	1,740,400
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	1,055,000	1,085,515
5% 11/15/24	1,115,000	1,182,192
5% 11/15/27	400,000	423,571
Series 2015 A:
5% 11/15/31	3,500,000	4,125,728
5% 11/15/45	9,750,000	11,421,092
Series 2015 B, 5% 11/15/23	1,845,000	2,041,067
Series 2015 C:
5% 8/15/35	3,340,000	3,895,148
5% 8/15/44	15,400,000	17,826,741
Series 2016 A:
5% 7/1/33	1,850,000	2,202,012
5% 7/1/34	1,000,000	1,188,164
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	1,800,000	2,202,113
5% 7/1/36	1,530,000	1,812,250
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	1,015,000	1,254,344
Series 2016 B:
5% 8/15/30	3,000,000	3,701,984
5% 8/15/33	4,585,000	5,634,415
5% 8/15/34	2,415,000	2,963,102
Series 2016 C:
3.75% 2/15/34	725,000	825,410
4% 2/15/36	3,085,000	3,552,345
4% 2/15/41	9,155,000	10,458,852
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	420,000	495,346
5% 2/15/22	3,600,000	3,694,953
5% 2/15/24	325,000	365,163
5% 2/15/30	13,250,000	16,326,431
5% 2/15/31	2,080,000	2,557,764
5% 2/15/41	3,475,000	4,216,766
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	23,588
5% 12/1/29	1,030,000	1,248,024
5% 12/1/46	2,660,000	3,153,482
Series 2017 A, 5% 8/1/47	430,000	506,002
Series 2017:
5% 1/1/28	3,075,000	3,817,462
5% 7/1/28	2,745,000	3,408,054
5% 7/1/33	3,365,000	4,131,610
5% 7/1/34	2,765,000	3,391,188
5% 7/1/35	2,290,000	2,806,839
Series 2018 A:
4.25% 1/1/44	1,895,000	2,195,160
5% 1/1/44	11,470,000	13,901,598
Series 2019:
4% 9/1/37	400,000	464,247
4% 9/1/39	1,000,000	1,154,129
5% 9/1/30	190,000	244,075
5% 9/1/38	900,000	1,124,810
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/31	1,945,000	2,655,040
Series 2012 A:
4% 1/1/23	1,220,000	1,239,142
5% 1/1/33	1,700,000	1,734,085
Series 2012:
5% 8/1/21	1,695,000	1,695,000
5% 3/1/23	1,500,000	1,541,197
5% 8/1/23	1,675,000	1,830,370
5% 3/1/36	1,000,000	1,027,524
Series 2013 A, 5% 4/1/35	900,000	957,699
Series 2013:
5% 7/1/22	320,000	333,965
5.5% 7/1/38	2,000,000	2,163,645
Series 2014:
5% 2/1/23	1,880,000	2,012,535
5% 4/1/24	3,945,000	4,424,852
5% 2/1/25	2,245,000	2,498,093
5% 2/1/27	1,225,000	1,359,865
5% 4/1/28	580,000	647,922
5% 5/1/28	3,325,000	3,716,797
5% 5/1/32	1,400,000	1,558,067
5% 5/1/33	1,600,000	1,778,799
5.25% 2/1/29	3,000,000	3,350,427
5.25% 2/1/30	2,700,000	3,016,099
5.25% 2/1/31	1,305,000	1,456,744
Series 2016:
5% 2/1/23	880,000	942,037
5% 6/1/25	4,465,000	5,218,396
5% 2/1/26	1,000,000	1,193,499
5% 6/1/26	610,000	734,027
5% 2/1/27	3,745,000	4,579,676
5% 2/1/28	3,495,000	4,245,856
5% 2/1/29	3,285,000	3,971,001
Series 2017 A:
5% 12/1/23	1,100,000	1,218,202
5% 12/1/26	3,350,000	4,079,948
Series 2017 D, 5% 11/1/25	16,310,000	19,320,464
Series 2018 A:
5% 10/1/26	1,500,000	1,820,905
5% 10/1/28	3,500,000	4,435,835
Series 2019 B:
5% 9/1/21	3,105,000	3,116,815
5% 9/1/22	3,050,000	3,206,749
5% 9/1/23	3,105,000	3,404,318
5% 9/1/24	3,105,000	3,536,330
Series 2021 A:
5% 3/1/32	105,000	138,434
5% 3/1/35	750,000	978,197
5% 3/1/36	600,000	779,840
5% 3/1/37	750,000	971,455
5% 3/1/46	3,000,000	3,809,597
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	7,720,000	8,536,334
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,904,596	5,323,956
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,152,381
5% 2/1/29	10,000,000	11,764,778
5% 2/1/31	1,890,000	2,222,723
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	6,565,000	6,995,156
Series 2015 A, 5% 1/1/37	4,445,000	5,199,748
Series 2016 A:
5% 12/1/31	945,000	1,123,279
5% 12/1/32	6,700,000	7,954,345
Series 2019 A, 5% 1/1/44	1,125,000	1,419,868
Series A:
5% 1/1/37	1,250,000	1,660,686
5% 1/1/41	2,010,000	2,645,457
5% 1/1/45	21,880,000	28,251,112
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	5,005,364
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,737,963
5% 1/1/28	2,780,000	3,218,968
Series 2017, 5% 1/1/29	1,030,000	1,291,450
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,917,587
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,565,957
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	4,260,000	4,177,788
0% 1/15/25	4,440,000	4,292,141
0% 1/15/26	3,335,000	3,170,716
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	32,700,000	19,915,451
0% 6/15/45 (FSA Insured)	12,145,000	6,926,053
0% 6/15/47 (FSA Insured)	10,605,000	5,722,321
Series 2012 B, 0% 12/15/51	5,900,000	2,719,835
Series 2017 B:
5% 12/15/28	2,000,000	2,488,473
5% 12/15/32	900,000	1,110,480
Series 2020 A, 5% 6/15/50	23,245,000	29,038,358
Series 2022 A, 4% 12/15/42 (d)	5,725,000	6,658,981
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,360,372
5% 6/1/24	1,635,000	1,853,438
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	1,935,000	2,147,640
6.25% 10/1/38	1,900,000	2,122,577
Series 2018 A, 5% 4/1/29	3,940,000	5,014,802
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	3,040,953
Will County Illinois Series 2016, 5% 11/15/41 (Pre-Refunded to 11/15/25 @ 100)	13,255,000	15,910,618

TOTAL ILLINOIS		794,005,004

Indiana - 1.4%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	1,140,000	1,232,474
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,152,927
5% 11/1/28	450,000	585,298
5% 11/1/29	1,400,000	1,860,072
5% 11/1/30	315,000	426,780
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,595,000	3,016,817
Series 2015 A, 5.25% 2/1/32	2,940,000	3,482,447
Series 2015, 5% 3/1/36	4,500,000	5,062,188
Series 2016:
5% 9/1/27	1,850,000	2,235,254
5% 9/1/31	1,835,000	2,197,043
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/37	1,700,000	1,794,940
Series 2014 A:
5% 10/1/25	1,200,000	1,381,118
5% 10/1/26	1,750,000	2,010,061
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,006,438
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/29	2,295,000	2,632,285
Series 2011 A, 5.25% 10/1/26	1,000,000	1,008,310
Series 2011 B, 5% 10/1/41	2,000,000	2,015,814
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	1,760,000	1,861,641
Series 2021 B, 3% 7/1/50	1,245,000	1,371,361
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	4,000,000	5,028,468
5% 1/1/34	2,000,000	2,499,352
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,275,000	4,091,354
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	3,000,000	3,853,802
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	4,300,000	4,607,174
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	1,000,000	1,142,242
4% 4/1/46	2,240,000	2,525,597
5% 4/1/40	2,240,000	2,758,869
Series 2020:
4% 4/1/37	1,660,000	1,904,412
5% 4/1/29	1,030,000	1,306,332

TOTAL INDIANA		67,050,870

Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,500,000	3,079,127
Series A:
5% 5/15/43	820,000	958,088
5% 5/15/48	945,000	1,099,076
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,800,000	3,291,872
Series 2021 B1, 4% 6/1/49	3,605,000	4,255,787

TOTAL IOWA		12,683,950

Kansas - 0.2%
Johnson County Unified School District # 233 Series 2016 A, 5% 9/1/21	750,000	752,880
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	4,200,000	4,906,365
5% 9/1/45	5,125,000	5,953,892

TOTAL KANSAS		11,613,137

Kentucky - 3.1%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,382,470
Series 2019:
5% 2/1/28	50,000	62,636
5% 2/1/32	65,000	82,302
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,680,000	2,029,572
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	800,000	893,058
5% 1/1/27	1,500,000	1,792,492
5% 1/1/33	1,300,000	1,538,041
Series 2019, 5% 1/1/44	2,245,000	2,814,340
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	1,000,000	1,283,096
5% 8/1/44	1,000,000	1,253,584
Series 2019 A2, 5% 8/1/49	2,500,000	3,117,520
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	50,000	57,163
5% 6/1/26	55,000	63,513
5% 6/1/27	55,000	63,268
5% 6/1/28	60,000	68,738
5% 6/1/29	65,000	74,169
5% 6/1/30	65,000	73,890
Series 2017 B:
5% 8/15/32	2,680,000	3,293,186
5% 8/15/33	1,325,000	1,624,353
5% 8/15/35	1,500,000	1,832,666
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,795,852
5% 5/1/29	1,865,000	2,356,256
5% 5/1/30	1,250,000	1,573,927
5% 5/1/31	535,000	674,377
5% 5/1/32	280,000	352,004
5% 5/1/33	630,000	790,001
5% 5/1/34	720,000	900,581
5% 5/1/35	425,000	526,095
5% 5/1/36	360,000	444,558
Series 2016 B, 5% 11/1/26	11,900,000	14,610,048
Series A:
4% 11/1/38	635,000	736,821
5% 11/1/27	5,245,000	6,589,408
5% 11/1/28	6,415,000	8,229,010
5% 11/1/29	3,840,000	4,925,609
5% 11/1/30	2,150,000	2,745,010
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	31,480,000	36,396,254
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	4,200,000	4,633,217
Series 2020 C, 5%, tender 10/1/26 (a)	1,440,000	1,764,417
Series 2020 D, 5%, tender 10/1/29 (a)	1,730,000	2,263,849
Series 2013 A:
5.5% 10/1/33	1,275,000	1,412,281
5.75% 10/1/38	3,105,000	3,452,420
Series 2016 A:
5% 10/1/31	6,400,000	7,710,289
5% 10/1/32	7,745,000	9,312,909
5% 10/1/33	4,400,000	5,280,015
Series 2020 A:
4% 10/1/40	1,155,000	1,349,937
5% 10/1/37	2,875,000	3,669,845

TOTAL KENTUCKY		148,895,047

Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,700,000	2,049,292
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	532,250
5% 12/15/27	2,000,000	2,456,930
5% 12/15/29	1,200,000	1,465,286
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	2,500,000	2,711,866

TOTAL LOUISIANA		9,215,624

Maine - 1.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,210,000	2,412,239
Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,091,511
Series 2016 A:
4% 7/1/41	1,185,000	1,298,094
4% 7/1/46	1,765,000	1,922,513
5% 7/1/41	480,000	552,068
5% 7/1/46	330,000	377,434
Series 2018 A:
5% 7/1/30	1,185,000	1,490,627
5% 7/1/31	1,100,000	1,378,389
5% 7/1/34	2,000,000	2,486,917
5% 7/1/35	2,745,000	3,408,577
5% 7/1/36	3,250,000	4,024,148
5% 7/1/37	3,000,000	3,706,207
5% 7/1/38	2,275,000	2,805,446
5% 7/1/43	4,500,000	5,543,328
Series 2018, 5% 7/1/48	4,235,000	5,189,149
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,983,626
Series 2018:
5% 7/1/33	700,000	880,566
5% 7/1/34	1,000,000	1,254,727
5% 7/1/35	1,100,000	1,378,290
5% 7/1/36	2,000,000	2,500,328

TOTAL MAINE		45,684,184

Maryland - 0.8%
City of Westminster Series 2016, 5% 11/1/31	1,975,000	2,327,648
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	3,010,000	3,335,941
Series 2019 C, 3.5% 3/1/50	2,580,000	2,827,749
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	2,032,645
Series 2015, 5% 7/1/40	2,000,000	2,278,020
Series 2016 A:
4% 7/1/42	780,000	860,831
5% 7/1/35	2,055,000	2,439,554
5% 7/1/38	1,125,000	1,327,519
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	4,095,000	4,928,086
4% 7/1/50	11,620,000	13,909,266
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/41	2,750,000	3,674,873

TOTAL MARYLAND		39,942,132

Massachusetts - 2.9%
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	5,475,000	7,039,961
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,201,360
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	11,319,954
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,397,453
5% 10/1/33	1,355,000	1,613,967
Series 2015 D, 5% 7/1/44	2,575,000	2,939,560
Series 2016 A, 5% 1/1/47	7,000,000	8,177,672
Series 2019, 5% 9/1/59	13,125,000	16,362,590
Series 2020 A:
4% 7/1/45	10,370,000	12,131,476
5% 10/15/26	5,360,000	6,655,850
Series A, 4% 6/1/49	6,745,000	7,699,684
Series BB1, 5% 10/1/46	4,230,000	5,095,831
Series J2, 5% 7/1/53	2,500,000	3,065,660
Series M:
4% 10/1/50	10,565,000	12,415,394
5% 10/1/45	7,960,000	10,135,311
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	1,280,000	1,588,574
Series 2019 C, 5% 5/1/49	3,725,000	4,745,219
Series E:
5% 11/1/45	3,850,000	5,033,400
5% 11/1/50	13,120,000	17,073,724

TOTAL MASSACHUSETTS		135,692,640

Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	1,035,000	1,161,058
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,950,000	2,417,307
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,853,329
5% 7/1/48	6,500,000	7,988,371
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,170,000	2,624,904
4% 5/1/33 (Build America Mutual Assurance Insured)	2,235,000	2,695,626
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,760,682
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/28	2,000,000	2,389,107
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,292,312
(Trinity Health Proj.) Series 2017, 5% 12/1/42	1,035,000	1,282,043
Series 2012:
5% 11/15/36	1,300,000	1,373,492
5% 11/15/42	2,950,000	3,109,727
Series 2013, 5% 8/15/29	3,865,000	4,238,295
Series 2015 MI, 5% 12/1/25	3,000,000	3,528,398
Series 2016:
5% 11/15/32	4,815,000	5,859,423
5% 11/15/41	1,085,000	1,306,001
Series 2019 A, 5% 11/15/48	1,645,000	2,088,641
Series 2020 A, 4% 6/1/49	2,190,000	2,567,077
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	1,720,000	1,782,271
Series 2008 C:
5% 12/1/32	305,000	384,394
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	40,000	50,713
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,386,286
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,203,421
5% 11/1/36	1,250,000	1,497,151
5% 11/1/37	1,000,000	1,195,140
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	5,000,597
5% 5/1/29	4,230,000	5,148,002
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,547,977
5% 12/1/31	2,300,000	2,738,728
5% 12/1/40 (FSA Insured)	3,000,000	3,545,404
Series 2015 G:
5% 12/1/31	1,500,000	1,786,127
5% 12/1/32	1,500,000	1,786,127
5% 12/1/33	2,000,000	2,381,503
Series 2015, 5% 12/1/29	1,600,000	1,905,202
Series 2017 A:
5% 12/1/28	600,000	756,004
5% 12/1/29	550,000	687,215
5% 12/1/30	700,000	872,669
5% 12/1/33	350,000	436,613
5% 12/1/37	500,000	621,545
5% 12/1/37	270,000	334,700
Series 2017 C, 5% 12/1/28	1,100,000	1,386,783

TOTAL MICHIGAN		93,970,365

Minnesota - 1.4%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	7,080,000	8,592,315
5% 2/15/58	11,845,000	14,304,065
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,503,011
Series 2017:
4% 5/1/22	500,000	513,540
5% 5/1/23	500,000	540,225
5% 5/1/24	1,200,000	1,349,139
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/24	1,780,000	2,055,191
5% 11/15/25	1,365,000	1,631,991
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/29	6,140,000	8,202,999
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,249,632
5% 10/1/32	715,000	880,541
5% 10/1/33	875,000	1,074,680
5% 10/1/45	1,035,000	1,242,165
Minnesota Hsg. Fin. Agcy.:
Series B, 4% 8/1/41	1,345,000	1,622,883
Series D:
4% 8/1/38	2,400,000	2,918,188
4% 8/1/40	2,600,000	3,145,096
4% 8/1/41	1,705,000	2,057,261
4% 8/1/43	1,930,000	2,318,269
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,460,000	3,915,755
5% 5/1/48	4,325,000	5,385,016
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(c)	3,335,000	3,632,051

TOTAL MINNESOTA		68,134,013

Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	3,215,000	3,555,434
5% 6/1/28	745,000	947,757

TOTAL MISSISSIPPI		4,503,191

Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	30,000	36,438
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,769,728
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/21	295,000	296,072
5% 9/1/22	500,000	501,814
5% 9/1/23	400,000	401,462
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	240,000	288,292
5% 1/1/28	500,000	636,900
5% 1/1/33	475,000	595,721
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,260,000	1,566,109
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	400,000	437,124
3.25% 2/1/28	400,000	437,713
4% 2/1/40	400,000	444,388
5% 2/1/34	3,115,000	3,578,053
5% 2/1/36	1,200,000	1,372,321
5% 2/1/45	1,900,000	2,151,429
Series 2019 A:
4% 10/1/48	2,150,000	2,485,453
5% 10/1/46	4,225,000	5,229,721
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	645,000	718,734
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,400,000	1,759,811
5% 7/1/49	1,150,000	1,438,037
Series A, 5.25% 7/1/26 (FSA Insured)	3,000,000	3,698,999
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,660,000	3,021,298
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	4,110,843
5% 10/1/47	2,125,000	2,536,324

TOTAL MISSOURI		39,512,784

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	345,000	392,037
Nebraska - 0.8%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	14,295,000	16,204,335
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	900,297
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	2,000,000	2,464,132
5% 9/1/32	3,735,000	4,592,436
5% 9/1/33	2,240,000	2,749,592
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,560,000	1,728,920
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,987,141
5% 1/1/34	1,000,000	1,188,696
Series 2016 B, 5% 1/1/32	5,000,000	5,949,524

TOTAL NEBRASKA		37,765,073

Nevada - 1.1%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	3,275,243
5% 9/1/42	6,665,000	8,064,156
Clark County Arpt. Rev. Series 2019 A:
5% 7/1/24	2,750,000	3,135,420
5% 7/1/25	2,170,000	2,568,986
5% 7/1/26	1,345,000	1,645,738
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B, 5% 6/1/42	3,260,000	3,380,336
Series 2016 A:
5% 6/1/35	4,150,000	4,989,296
5% 6/1/36	6,000,000	7,203,961
Series 2016 B:
5% 6/1/34	7,495,000	9,018,695
5% 6/1/36	2,700,000	3,241,782
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,060,000	1,177,900
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	3,000,000	3,495,007

TOTAL NEVADA		51,196,520

New Hampshire - 1.0%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,099,828	6,201,817
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,424,036
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,627,001
5% 8/1/32	250,000	312,522
5% 8/1/34	3,000,000	3,744,629
5% 8/1/36	2,000,000	2,491,148
5% 8/1/37	2,400,000	2,984,667
Series 2018, 5% 8/1/35	2,750,000	3,428,401
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,592,111
Series 2017:
5% 7/1/36	1,200,000	1,425,131
5% 7/1/44	1,895,000	2,221,135
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,032,320
4% 7/1/32	900,000	920,125
Series 2016:
4% 10/1/38	1,165,000	1,304,007
5% 10/1/28	3,000,000	3,637,176
5% 10/1/32	5,160,000	6,167,234
5% 10/1/38	3,765,000	4,461,673

TOTAL NEW HAMPSHIRE		46,975,133

New Jersey - 5.6%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	855,000	881,370
Series A, 5% 11/1/36	5,185,000	6,582,145
Series QQQ:
4% 6/15/34	800,000	971,076
4% 6/15/36	1,100,000	1,329,271
4% 6/15/39	1,000,000	1,199,302
4% 6/15/41	1,000,000	1,194,712
4% 6/15/46	1,500,000	1,774,356
4% 6/15/50	2,000,000	2,355,834
5% 6/15/31	1,100,000	1,450,709
5% 6/15/33	200,000	262,071
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	750,000	775,333
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	7,274,819
Series 2017 B, 5% 11/1/24	10,000,000	11,452,302
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (FSA Insured)	40,000	49,810
5% 6/1/28 (FSA Insured)	60,000	74,268
5% 6/1/29 (FSA Insured)	45,000	55,375
Series 2013:
5% 3/1/23	7,040,000	7,571,324
5% 3/1/24	6,200,000	6,664,293
5% 3/1/25	700,000	752,531
Series 2014 PP, 5% 6/15/26	6,000,000	6,791,249
Series 2015 XX:
5% 6/15/22	1,525,000	1,588,428
5% 6/15/23	1,000,000	1,089,176
5% 6/15/26	15,000,000	17,528,621
Series 2016 AAA:
5% 6/15/41	2,510,000	3,008,536
5.5% 6/15/30	4,995,000	6,195,272
Series 2016 BBB, 5% 6/15/22	3,120,000	3,249,768
Series LLL, 4% 6/15/49	2,810,000	3,262,889
Series MMM, 4% 6/15/36	800,000	949,780
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,119,166
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	2,830,000	3,517,641
4% 6/1/31	1,065,000	1,343,884
4% 6/1/32	715,000	916,460
5% 6/1/29	3,180,000	4,189,499
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22	155,000	161,399
5% 7/1/23	550,000	596,779
5% 7/1/24	460,000	518,157
5% 7/1/25	1,055,000	1,229,235
5% 7/1/25	495,000	576,750
5% 7/1/26	155,000	186,141
5% 7/1/27	235,000	281,345
5% 7/1/28	35,000	41,687
5% 7/1/28	685,000	815,869
5% 7/1/30	1,000,000	1,219,237
Series 2016:
4% 7/1/48	1,800,000	1,995,189
5% 7/1/41	2,190,000	2,560,367
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	1,435,000	1,458,116
5% 12/1/23	1,005,000	1,115,286
5% 12/1/24	580,000	667,448
5% 12/1/25	1,065,000	1,263,123
New Jersey Tpk. Auth. Tpk. Rev. Series 2021 A:
4% 1/1/42	4,290,000	5,191,882
4% 1/1/51	5,000,000	5,978,689
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	16,055,000	20,255,845
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	427,537
Series 2010 A, 0% 12/15/27	7,395,000	6,796,546
Series 2014 AA, 5% 6/15/24	15,000,000	16,987,718
Series 2014 BB2, 5% 6/15/34	5,690,000	7,513,832
Series 2016 A:
5% 6/15/27	945,000	1,138,452
5% 6/15/28	3,225,000	3,861,967
5% 6/15/29	3,550,000	4,230,009
Series 2016 A-2, 5% 6/15/23	2,495,000	2,715,531
Series 2018 A:
5% 12/15/32	3,205,000	4,048,499
5% 12/15/34	1,000,000	1,261,091
Series 2021 A:
4% 6/15/38 (d)	540,000	627,691
5% 6/15/32	3,560,000	4,735,882
5% 6/15/33	1,000,000	1,326,386
Series 2022 A:
4% 6/15/41 (d)	4,900,000	5,644,197
4% 6/15/42 (d)	3,290,000	3,776,890
Series 2022 AA:
5% 6/15/29 (d)	8,000,000	9,888,081
5% 6/15/35 (d)	625,000	799,220
5% 6/15/36 (d)	7,325,000	9,325,009
Series A:
4% 12/15/39	1,000,000	1,179,387
4.25% 12/15/38	2,485,000	2,932,895
Series AA:
4% 6/15/38	2,815,000	3,376,631
4% 6/15/45	6,000,000	7,104,353
5% 6/15/25	2,380,000	2,787,446
5% 6/15/29	1,340,000	1,395,545
5% 6/15/37	3,000,000	3,887,804
5% 6/15/50	3,345,000	4,239,415

TOTAL NEW JERSEY		267,541,828

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,440,000	1,594,762
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	115,000	115,411
5% 5/15/34	230,000	265,409
5% 5/15/39	170,000	194,908
5% 5/15/44	180,000	205,046
5% 5/15/49	355,000	403,180
Series 2019 B1, 2.625% 5/15/25	190,000	190,848

TOTAL NEW MEXICO		2,969,564

New York - 6.8%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,913,516
Series 2016 A:
5% 7/1/23	30,000	32,732
5% 7/1/25	70,000	82,153
5% 7/1/32	2,500,000	3,002,321
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,680,000	1,686,892
Series 2017 A:
5% 2/15/33	3,595,000	4,392,008
5% 2/15/39	10,000,000	12,085,358
5% 2/15/42	9,860,000	11,873,940
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	622,687
5% 9/1/35	2,000,000	2,498,377
5% 9/1/36	1,135,000	1,410,762
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	18,374,372
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,600,000	1,860,092
Series 2016 C and D, 5% 8/1/28	1,500,000	1,799,396
Series 2016 E, 5% 8/1/28	2,550,000	3,107,307
Series 2021 A1:
5% 8/1/28	5,880,000	7,610,842
5% 8/1/29	6,405,000	8,475,181
Series C, 5% 8/1/26	1,715,000	2,105,015
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	6,300,000	6,581,315
Series 2020 GG1, 5% 6/15/50	2,730,000	3,505,580
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/27	2,000,000	2,093,116
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,856,219
Series 2016 A, 5% 5/1/40	1,950,000	2,329,518
Series 2017 B, 5% 8/1/40	2,000,000	2,406,446
Series 2019 B1, 5% 8/1/34	2,000,000	2,550,307
Series E, 5% 2/1/43	4,155,000	5,051,150
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,536,631
5% 11/15/29	5,000,000	5,921,772
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,077,372
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	5,396,359
5% 3/15/32	1,945,000	2,383,229
5% 3/15/34	3,200,000	3,911,932
Series 2018 C, 5% 3/15/38	8,285,000	10,442,169
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	10,052,380
Series 2014 B, 5.25% 11/15/44	2,215,000	2,463,048
Series 2014 C, 5% 11/15/21	2,500,000	2,533,559
Series 2016 B, 5% 11/15/21	1,950,000	1,976,154
Series 2017 C-2:
0% 11/15/29	2,275,000	1,999,185
0% 11/15/33	5,600,000	4,408,090
Series 2020 D:
4% 11/15/46	33,385,000	39,032,350
4% 11/15/47	2,335,000	2,727,554
Series 2021 A1, 4% 11/15/45	22,000,000	25,950,456
New York State Urban Dev. Corp.:
Series 2020 C, 5% 3/15/47	4,600,000	5,926,523
Series 2020 E:
4% 3/15/44	24,275,000	28,653,038
4% 3/15/45	19,700,000	23,184,044
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,535,385
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,845,485
Series 2017 C, 5% 3/15/31	2,375,000	2,971,103
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (FSA Insured)	1,000,000	1,189,307
5% 12/1/25 (FSA Insured)	630,000	697,618
5% 12/1/30 (FSA Insured)	1,500,000	1,955,802
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (c)	600,000	632,707
5.375% 11/1/54 (c)	1,020,000	1,074,977
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	4,300,000	5,647,951
Triborough Bridge & Tunnel Auth. Revs. Series 2012 B, 5% 11/15/22	1,970,000	2,094,777

TOTAL NEW YORK		321,527,559

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,365,000	4,001,952
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,380,000	3,039,698
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,483,040
5% 7/1/42	2,875,000	3,573,346
Series 2017 C:
4% 7/1/36	1,500,000	1,746,877
4% 7/1/37	1,500,000	1,747,095
5% 7/1/29	2,575,000	3,217,376
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,204,920
Series 2012, 5% 11/1/41	1,730,000	1,763,544
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	220,000	276,492
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100)	3,500,000	4,398,741
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	1,820,000	2,287,345
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2019 A:
5% 12/1/29	1,390,000	1,770,541
5% 12/1/30	1,440,000	1,823,756
5% 12/1/32	1,095,000	1,378,489
5% 12/1/33	800,000	1,004,352
Series 2021 A:
4% 3/1/36	900,000	1,013,748
4% 3/1/51	1,895,000	2,086,538
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	3,500,000	4,150,081
Series 2015 C, 5% 1/1/29	8,000,000	9,461,046
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,225,000	3,685,401
5% 1/1/43	4,500,000	5,591,197
5% 1/1/44	5,610,000	6,952,383
5% 1/1/49	2,000,000	2,463,295

TOTAL NORTH CAROLINA		67,119,301

Ohio - 2.4%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	5,044,639
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,656,655
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,500,000	1,883,226
5% 2/15/39	1,000,000	1,252,922
5% 2/15/44	3,150,000	3,910,474
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,727,311
Series 2016, 5% 2/15/46	1,280,000	1,516,497
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,571,727
Series 2012 B, 5% 2/15/42	705,000	722,940
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/27	2,250,000	2,809,936
5% 6/1/29	4,100,000	5,361,599
5% 6/1/34	1,210,000	1,581,857
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	578,028
5% 1/1/27 (FSA Insured)	2,175,000	2,510,411
5% 1/1/31 (FSA Insured)	1,000,000	1,154,212
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,497,412
5% 10/1/37	1,250,000	1,554,762
5% 10/1/38	1,500,000	1,862,433
Columbus City School District Series 2016 A, 5% 12/1/32	1,000,000	1,206,465
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	70,000	74,470
5% 6/15/26	75,000	79,565
5% 6/15/27	80,000	84,627
5% 6/15/28	85,000	89,650
5.25% 6/15/43	5,000,000	5,194,185
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	10,108,387
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,089,794
Lake County Hosp. Facilities Rev.:
Series 2008 C, 6% 8/15/43	400,000	401,426
Series 2015:
5% 8/15/26	1,170,000	1,368,533
5% 8/15/27	65,000	75,663
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	11,070,000	12,742,976
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/27	170,000	180,950
5% 2/15/44	1,900,000	1,994,870
5% 2/15/48	4,400,000	4,614,056
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	4,170,059
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,775,000	2,029,963
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	3,162,734
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	825,000	959,863
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	495,000	556,723
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	3,651,456
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,265,000	1,498,945
Series 2019, 5% 2/15/29	3,080,000	3,626,532
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,700,000	4,457,750
5% 1/1/30	1,800,000	2,381,207
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32	140,000	142,756
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	280,000	297,734
5% 12/1/42	175,000	177,036
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	355,000	377,485

TOTAL OHIO		114,992,901

Oklahoma - 0.3%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,865,535
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,267,717
5% 10/1/32	1,100,000	1,302,643
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	30,000	36,770
5% 8/15/28	30,000	37,581
5% 8/15/29	10,000	12,502
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,685,000	2,048,820

TOTAL OKLAHOMA		12,571,568

Oregon - 0.9%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	18,000,000	18,751,352
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	5,935,000	6,603,859
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,483,422
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,080,000	1,340,146
5% 6/15/35	3,135,000	3,876,645
5% 6/15/36	3,000,000	3,702,275
5% 6/15/37	4,000,000	4,926,676
5% 6/15/38	3,000,000	3,689,186

TOTAL OREGON		44,373,561

Pennsylvania - 4.5%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,500,000	2,992,596
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/37	1,470,000	1,874,897
5% 7/1/39	2,930,000	3,718,338
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,195,257
5% 7/15/38	1,000,000	1,255,467
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/24	1,000,000	1,152,113
Coatesville Area School District Series 2017:
5% 8/1/21 (Escrowed to Maturity)	920,000	920,000
5% 8/1/22 (Escrowed to Maturity)	25,000	26,212
5% 8/1/22 (FSA Insured)	235,000	246,014
5% 8/1/23 (FSA Insured)	450,000	492,094
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,613,221
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,180,000	1,397,683
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	944,708
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	2,000,000	2,390,976
4% 7/1/38	2,180,000	2,600,719
4% 7/1/39	2,500,000	2,975,970
5% 7/1/44	2,500,000	3,170,207
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,489,818
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,305,747
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,046,895
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,355,000	2,556,646
Series 2016 A:
5% 10/1/28	40,000	46,234
5% 10/1/29	45,000	51,747
5% 10/1/30	4,350,000	4,979,656
5% 10/1/32	140,000	159,544
5% 10/1/36	4,655,000	5,271,698
5% 10/1/40	2,545,000	2,865,692
Series 2019, 4% 9/1/44	5,165,000	6,029,546
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	3,005,000	3,402,535
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	8,175,696
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	924,975
5% 7/1/36	1,000,000	1,229,269
5% 7/1/37	800,000	981,870
5% 7/1/38	750,000	918,401
5% 7/1/43	2,000,000	2,423,098
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,585,000	1,891,523
Series 2016:
5% 5/1/29	1,000,000	1,199,920
5% 5/1/31	1,000,000	1,197,396
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,865,000	5,958,999
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	765,000	944,398
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	4,100,000	4,857,937
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 A, 4% 12/1/50	18,000,000	21,238,711
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	623,187
5% 7/1/29	500,000	623,092
5% 7/1/30	550,000	683,380
5% 7/1/31	600,000	743,004
5% 7/1/32	550,000	679,587
5% 7/1/33	600,000	741,227
5% 7/1/42	2,390,000	2,953,413
5% 7/1/47	2,000,000	2,472,373
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	11,090,000	12,971,985
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (FSA Insured)	2,315,000	2,760,100
Series 2015:
5% 8/1/26	1,000,000	1,180,393
5% 8/1/27	1,000,000	1,176,912
5% 8/1/28	2,000,000	2,348,619
Philadelphia Gen. Oblig.:
Series 2019 A:
5% 8/1/23	1,740,000	1,908,999
5% 8/1/25	4,665,000	5,530,998
Series 2019 B:
5% 2/1/33	1,600,000	2,080,054
5% 2/1/36	1,485,000	1,908,063
5% 2/1/37	1,915,000	2,450,904
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	4,210,228
Series 2018 A:
5% 9/1/34	1,450,000	1,828,439
5% 9/1/35	1,000,000	1,257,699
Series 2018 B, 5% 9/1/43	1,395,000	1,727,955
Series 2019 A:
4% 9/1/35	2,305,000	2,774,417
4% 9/1/36	2,000,000	2,401,753
5% 9/1/31	1,165,000	1,517,907
5% 9/1/33	2,060,000	2,677,656
5% 9/1/33	6,870,000	8,899,109
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,125,000	1,402,462
5% 12/15/37	500,000	621,572
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (FSA Insured)	2,000,000	2,782,300
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	2,015,482
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,490,000	1,738,118
4% 6/1/49	3,545,000	4,099,504
5% 6/1/44	2,595,000	3,288,121
5% 6/1/49	4,145,000	5,224,993
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	859,865
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,179,172
5% 8/1/38	3,205,000	3,775,436
5% 8/1/48	2,850,000	3,356,432

TOTAL PENNSYLVANIA		215,589,333

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,875,000	5,614,737
5% 9/1/36	185,000	211,716
Series 2016, 5% 5/15/39	3,285,000	3,772,031
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	1,240,000	1,371,712
Series 2021 74, 3% 4/1/49	5,390,000	5,938,727

TOTAL RHODE ISLAND		16,908,923

South Carolina - 2.9%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,600,000	2,035,313
5% 7/1/48	12,000,000	15,193,997
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,218,756
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,730,000	1,953,863
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,320,000	5,522,311
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	15,615,795
Series 2014 A:
5% 12/1/49	16,565,000	18,548,581
5.5% 12/1/54	14,400,000	16,298,660
Series 2015 A, 5% 12/1/50	2,045,000	2,360,004
Series 2015 E, 5.25% 12/1/55	3,265,000	3,859,395
Series 2016 B:
5% 12/1/35	3,630,000	4,412,772
5% 12/1/36	5,445,000	6,611,625
Series 2016 C:
5% 12/1/22	500,000	531,860
5% 12/1/23	840,000	932,595
5% 12/1/24	515,000	594,500
5% 12/1/25	600,000	715,872
5% 12/1/26	1,000,000	1,227,812
5% 12/1/27	1,600,000	1,961,500
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,580,396
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	11,427,328
4% 4/15/48	6,915,000	7,960,775
5% 4/15/48	9,380,000	11,458,677

TOTAL SOUTH CAROLINA		136,022,387

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,677,542
Series 2017:
5% 7/1/30	850,000	1,043,997
5% 7/1/35	725,000	880,480

TOTAL SOUTH DAKOTA		7,602,019

Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,800,000	2,099,878
Series 2019 A2:
5% 8/1/37	860,000	1,093,188
5% 8/1/44	1,190,000	1,491,765
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	500,000	545,541
5% 7/1/24	1,000,000	1,090,477
5% 7/1/25	1,000,000	1,089,872
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,590,000	2,921,090
5.25% 10/1/58	7,775,000	9,526,742
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	730,408
5% 5/1/23	1,600,000	1,734,587
5% 5/1/25	1,300,000	1,513,897
5% 5/1/27	1,230,000	1,514,106
5% 5/1/29	1,240,000	1,505,587
5% 5/1/30	2,395,000	2,892,070
5% 5/1/31	1,260,000	1,520,615
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	7,046,282

TOTAL TENNESSEE		38,316,105

Texas - 6.0%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	820,000	821,341
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,917,096
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,303,617
5% 1/1/45	1,000,000	1,151,083
Series 2016:
5% 1/1/40	3,000,000	3,518,009
5% 1/1/46	1,800,000	2,110,879
Series 2020 A, 5% 1/1/49	3,940,000	4,956,871
Series 2020 B, 5% 1/1/45	1,750,000	2,210,652
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	3,400,000	3,556,081
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/27	1,885,000	2,270,587
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2016 A, 5% 12/1/33	1,625,000	1,936,510
Series 2020 A, 5% 12/1/45	1,435,000	1,854,685
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 B:
4% 11/1/34	3,410,000	4,241,947
4% 11/1/35	3,030,000	3,761,765
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (a)	30,000	30,784
Series B6, 5%, tender 2/15/22 (a)	775,000	795,455
Grand Parkway Trans. Corp. Series 2018 A:
5% 10/1/36	5,000,000	6,294,821
5% 10/1/37	10,000,000	12,576,668
5% 10/1/43	5,500,000	6,865,728
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	3,800,000	4,037,720
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,512,329
Houston Arpt. Sys. Rev. Series 2018 D:
5% 7/1/29	1,900,000	2,436,043
5% 7/1/30	2,500,000	3,188,690
5% 7/1/31	2,250,000	2,865,679
5% 7/1/32	2,000,000	2,545,434
5% 7/1/39	7,080,000	8,888,812
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,080,000	1,333,022
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,677,329
Series 2016 B, 5% 11/15/33	1,400,000	1,724,887
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,245,841
5% 10/15/34	1,670,000	1,972,259
5% 10/15/35	1,215,000	1,432,088
5% 10/15/44	835,000	983,302
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,510,000	5,677,981
5% 5/15/35	2,125,000	2,666,066
Series 2015 B:
5% 5/15/30	4,500,000	5,262,030
5% 5/15/31	7,200,000	8,410,382
Series 2015 D:
5% 5/15/27	1,500,000	1,757,711
5% 5/15/29	2,150,000	2,514,081
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,875,609
5% 8/15/47	1,205,000	1,473,133
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,476,542
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,689,360
5% 1/1/34	1,000,000	1,216,459
5% 1/1/35	1,300,000	1,581,886
5% 1/1/36	1,200,000	1,456,792
5% 1/1/37	4,705,000	5,701,412
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	313,275
5% 1/1/31	370,000	435,878
5% 1/1/33	1,500,000	1,818,794
Series 2008 I, 6.2% 1/1/42 (Pre-Refunded to 1/1/25 @ 100)	1,700,000	2,043,993
Series 2014:
5% 1/1/23	375,000	401,070
5% 1/1/23	575,000	614,519
5% 1/1/24	820,000	916,102
5% 1/1/24	1,680,000	1,875,422
Series 2015 A, 5% 1/1/32	1,550,000	1,777,088
Series 2015 B, 5% 1/1/31	7,115,000	8,186,062
Series 2016 A:
5% 1/1/32	3,000,000	3,567,406
5% 1/1/39	1,000,000	1,186,257
Series 2017 A, 5% 1/1/43	4,100,000	5,049,866
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	13,889,278
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,876,424
Series 2017:
5% 2/1/32	1,250,000	1,559,053
5% 2/1/34	1,500,000	1,862,385
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,444,356
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/26	2,560,000	2,657,696
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,228,626
5% 10/1/45	4,000,000	4,790,099
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	922,317
5% 10/1/41	1,500,000	1,832,303
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	5,000,000	5,560,138
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	459,852
5% 2/15/41	8,335,000	10,012,389
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,572,502	3,805,379
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,600,000	4,096,434
Series A, 3.5% 3/1/51	3,095,000	3,489,725
Texas Gen. Oblig. Series 2016, 5% 4/1/41	3,120,000	3,721,340
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	2,035,000	2,451,235
4% 6/30/37	3,000,000	3,602,710
4% 12/31/37	4,000,000	4,803,613
4% 12/31/38	2,250,000	2,693,330
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A:
5% 3/15/28	3,045,000	3,791,673
5% 3/15/31	2,000,000	2,461,847
Series 2019 A:
4% 3/15/34	2,250,000	2,688,798
4% 3/15/35	2,000,000	2,385,370
Texas Wtr. Dev. Board Rev.:
Series 2018 B, 5% 4/15/49	1,870,000	2,372,807
Series 2020:
5% 8/1/25	1,000,000	1,186,953
5% 8/1/26	2,400,000	2,943,125
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	3,145,000	3,753,130
5% 2/15/33	3,500,000	4,162,543
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,138,951

TOTAL TEXAS		282,607,069

Utah - 1.2%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	2,018,309
5% 7/1/35	1,500,000	1,844,753
5% 7/1/36	1,500,000	1,844,992
5% 7/1/37	1,000,000	1,230,146
5% 7/1/47	1,525,000	1,865,496
Series 2018 B:
5% 7/1/43	3,000,000	3,740,214
5% 7/1/48	3,000,000	3,729,239
Series 2021 B:
5% 7/1/46 (d)	5,535,000	7,223,708
5% 7/1/51 (d)	22,305,000	29,020,953
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	2,015,000	2,584,325

TOTAL UTAH		55,102,135

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,762,515
5% 10/15/46	2,800,000	3,204,064
(Middlebury College Proj.) Series 2020, 4% 11/1/50	4,500,000	5,226,465

TOTAL VERMONT		11,193,044

Virginia - 1.1%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,185,000	1,595,626
5% 8/1/35	1,305,000	1,753,038
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,960,000	2,215,015
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	398,813
Series 2016:
4% 6/15/37	345,000	386,144
5% 6/15/28	1,000,000	1,200,684
5% 6/15/33	225,000	265,765
5% 6/15/36	1,000,000	1,176,768
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A, 4% 2/1/35	17,055,000	21,157,887
Series 2015 A, 5% 1/1/40	1,400,000	1,595,448
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	475,000	593,933
5% 5/15/33	2,000,000	2,494,789
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	5,000,000	6,128,732
5% 8/1/27	5,000,000	6,331,740
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,906,108

TOTAL VIRGINIA		50,200,490

Washington - 3.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,114,648
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,453,197
5% 2/1/28	2,000,000	2,393,283
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26 (Pre-Refunded to 6/1/23 @ 100)	3,880,000	4,227,837
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,211,190
5% 1/1/38	1,000,000	1,209,416
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,639,385
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	1,500,000	1,738,153
5% 2/1/34	2,400,000	2,778,324
Series 2017 D, 5% 2/1/33	2,100,000	2,584,168
Series 2018 D, 5% 8/1/33	5,450,000	6,817,747
Series 2021 A, 5% 8/1/43	2,005,000	2,620,776
Series 2021 C, 5% 2/1/43	29,830,000	39,406,346
Series R-2017 A:
5% 8/1/27	945,000	1,158,855
5% 8/1/28	945,000	1,158,855
5% 8/1/30	945,000	1,157,806
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	510,915
5% 7/1/31	860,000	1,074,535
5% 7/1/34	2,645,000	3,281,017
5% 7/1/35	2,350,000	2,911,303
5% 7/1/36	2,250,000	2,781,529
5% 7/1/42	9,220,000	11,276,037
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,088,176
Series 2018 B:
5% 10/1/30	1,200,000	1,537,481
5% 10/1/31	1,500,000	1,915,058
5% 10/1/32	1,035,000	1,319,670
5% 10/1/33	2,500,000	3,182,921
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,722,876
5% 8/15/30	1,000,000	1,203,506
Series 2015, 5% 1/1/26	2,000,000	2,341,288
Series 2017 B, 4% 8/15/41	7,250,000	8,353,343
Series 2019 A1:
5% 8/1/34	1,895,000	2,424,435
5% 8/1/37	1,000,000	1,271,149
Series 2019 A2:
5% 8/1/35	2,855,000	3,647,331
5% 8/1/39	1,120,000	1,417,707
Series 2020, 5% 9/1/55	10,080,000	12,958,595
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,885,669
5% 10/1/35	1,000,000	1,176,701
5% 10/1/40	1,625,000	1,897,647
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100,000	107,476
5% 7/1/33 (c)	325,000	357,646
5% 7/1/38 (c)	100,000	109,340
5% 7/1/48 (c)	300,000	325,458

TOTAL WASHINGTON		153,748,795

West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,840,000	2,309,171
West Virginia Parkways Auth. Series 2021, 5% 6/1/47	6,000,000	7,874,108

TOTAL WEST VIRGINIA		10,183,279

Wisconsin - 1.5%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,500,000	1,741,615
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (c)	530,000	586,418
5% 5/15/28 (c)	580,000	643,018
5.25% 5/15/37 (c)	190,000	210,667
5.25% 5/15/42 (c)	235,000	260,112
5.25% 5/15/47 (c)	235,000	260,112
5.25% 5/15/52 (c)	435,000	481,483
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	610,000	717,130
5.25% 10/1/48	610,000	714,130
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	4,565,000	5,640,089
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	515,000	574,690
5% 10/1/48 (c)	660,000	733,993
5% 10/1/53 (c)	1,710,000	1,898,118
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (c)	1,085,000	1,300,636
Series 2021 A, 4.5% 6/1/56 (d)	7,965,000	7,965,000
Series 2021 B, 6.5% 6/1/56 (d)	3,825,000	3,825,000
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (a)	10,000,000	11,600,496
Series 2014:
4% 5/1/33	1,475,000	1,574,393
5% 5/1/23	1,410,000	1,520,860
5% 5/1/25	775,000	867,136
Series 2015, 5% 12/15/44	10,000,000	11,433,346
Series 2017 A:
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,270,000	1,589,232
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,100,000	1,376,501
Series 2019 A:
2.25% 11/1/26	1,055,000	1,056,336
5% 11/1/39	4,210,000	4,608,831
Series 2019 B1, 2.825% 11/1/28	1,190,000	1,192,463
Series 2019 B2, 2.55% 11/1/27	760,000	761,272
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
5% 10/1/24	1,400,000	1,478,490
5% 6/1/27	1,000,000	1,037,168
5% 6/1/39	1,190,000	1,232,814
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	3,000,000	3,740,875

TOTAL WISCONSIN		72,622,424

TOTAL MUNICIPAL BONDS
(Cost $4,225,990,650)		4,599,615,984
	Shares	Value

Money Market Funds - 4.8%
Fidelity Tax-Free Cash Central Fund 0.04% (f)(g)
(Cost $225,330,014)	225,275,643	225,343,208
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $4,451,320,664)		4,824,959,192
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(78,483,139)
NET ASSETS - 100%		$4,746,476,053

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,702,094 or 0.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$46,700
Total	$46,700

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 0.04%	$144,334,000	$347,725,981	$266,731,000	$1,033	$13,194	$225,343,208	19.2%
Total	$144,334,000	$347,725,981	$266,731,000	$1,033	$13,194	$225,343,208

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$4,599,615,984	$--	$4,599,615,984	$--
Money Market Funds	225,343,208	225,343,208	--	--
Total Investments in Securities:	$4,824,959,192	$225,343,208	$4,599,615,984	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	26.4%
Health Care	20.7%
Transportation	17.5%
Education	7.3%
Special Tax	6.9%
Electric Utilities	6.5%
Others* (Individually Less Than 5%)	14.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,225,990,650)	$4,599,615,984
Fidelity Central Funds (cost $225,330,014)	225,343,208
Total Investment in Securities (cost $4,451,320,664)		$4,824,959,192
Cash		142,805
Receivable for fund shares sold		2,053,414
Interest receivable		42,203,513
Distributions receivable from Fidelity Central Funds		5,853
Receivable from investment adviser for expense reductions		801,053
Other receivables		4,592
Total assets		4,870,170,422
Liabilities
Payable for investments purchased on a delayed delivery basis	$115,050,792
Payable for fund shares redeemed	1,857,756
Distributions payable	4,965,725
Accrued management fee	1,362,456
Other affiliated payables	397,678
Other payables and accrued expenses	59,962
Total liabilities		123,694,369
Net Assets		$4,746,476,053
Net Assets consist of:
Paid in capital		$4,363,267,072
Total accumulated earnings (loss)		383,208,981
Net Assets		$4,746,476,053
Net Asset Value, offering price and redemption price per share ($4,746,476,053 ÷ 384,278,900 shares)		$12.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Interest		$60,137,957
Income from Fidelity Central Funds		46,700
Total income		60,184,657
Expenses
Management fee	$7,907,008
Transfer agent fees	2,018,717
Accounting fees and expenses	320,297
Custodian fees and expenses	21,090
Independent trustees' fees and expenses	5,815
Registration fees	79,041
Audit	30,131
Legal	6,897
Miscellaneous	11,101
Total expenses before reductions	10,400,097
Expense reductions	(4,773,263)
Total expenses after reductions		5,626,834
Net investment income (loss)		54,557,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,447,493
Fidelity Central Funds	1,033
Total net realized gain (loss)		9,448,526
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	27,731,550
Fidelity Central Funds	13,194
Total change in net unrealized appreciation (depreciation)		27,744,744
Net gain (loss)		37,193,270
Net increase (decrease) in net assets resulting from operations		$91,751,093

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,557,823	$109,918,319
Net realized gain (loss)	9,448,526	7,566,446
Change in net unrealized appreciation (depreciation)	27,744,744	22,377,211
Net increase (decrease) in net assets resulting from operations	91,751,093	139,861,976
Distributions to shareholders	(54,521,728)	(121,502,501)
Share transactions
Proceeds from sales of shares	511,055,266	1,043,223,645
Reinvestment of distributions	25,383,751	57,315,370
Cost of shares redeemed	(302,102,740)	(1,102,822,650)
Net increase (decrease) in net assets resulting from share transactions	234,336,277	(2,283,635)
Total increase (decrease) in net assets	271,565,642	16,075,840
Net Assets
Beginning of period	4,474,910,411	4,458,834,571
End of period	$4,746,476,053	$4,474,910,411
Other Information
Shares
Sold	41,757,520	87,410,198
Issued in reinvestment of distributions	2,080,780	4,802,393
Redeemed	(24,783,596)	(94,544,900)
Net increase (decrease)	19,054,704	(2,332,309)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Bond Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$12.13	$11.37	$11.39	$11.30	$11.77
Income from Investment Operations
Net investment income (loss)A	.146	.312	.337	.340	.352	.377
Net realized and unrealized gain (loss)	.100	.152	.772	.003	.139	(.408)
Total from investment operations	.246	.464	1.109	.343	.491	(.031)
Distributions from net investment income	(.146)	(.312)	(.337)	(.340)	(.352)	(.377)
Distributions from net realized gain	–	(.032)	(.012)	(.023)	(.049)	(.062)
Total distributions	(.146)	(.344)	(.349)	(.363)	(.401)	(.439)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$12.35	$12.25	$12.13	$11.37	$11.39	$11.30
Total ReturnC,D	2.03%	3.94%	9.87%	3.09%	4.38%	(.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.42%G	2.62%	2.86%	3.02%	3.06%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$4,746,476	$4,474,910	$4,458,835	$3,611,503	$3,777,700	$3,121,388
Portfolio turnover rateH	7%G	19%	8%	23%	17%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$374,233,290
Gross unrealized depreciation	(261,476)
Net unrealized appreciation (depreciation)	$373,971,814
Tax cost	$4,450,987,378

The Fund elected to defer to its next fiscal year approximately $33,824 of capital losses recognized during the period November 1, 2020 January 31, 2021.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tax-Free Bond Fund	424,203,395	143,137,356

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Tax-Free Bond Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Tax-Free Bond Fund	$4,112

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,752,168.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,731.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $19,364.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Tax-Free Bond Fund	.25%
Actual		$1,000.00	$1,020.30	$1.25
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SFB-SANN-0921
1.762414.120

Fidelity® Series Large Cap Value Index Fund

Semi-Annual Report

July 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2021

% of fund's net assets
Berkshire Hathaway, Inc. Class B	2.6
JPMorgan Chase & Co.	2.3
Johnson & Johnson	2.2
UnitedHealth Group, Inc.	1.8
Procter & Gamble Co.	1.7
The Walt Disney Co.	1.5
Bank of America Corp.	1.4
Comcast Corp. Class A	1.3
Exxon Mobil Corp.	1.2
Pfizer, Inc.	1.2
17.2

Top Market Sectors as of July 31, 2021

% of fund's net assets
Financials	20.5
Health Care	17.6
Industrials	12.0
Information Technology	10.2
Communication Services	8.4
Consumer Staples	7.2
Consumer Discretionary	5.7
Utilities	4.9
Real Estate	4.7
Energy	4.7

Asset Allocation (% of fund's net assets)

As of July 31, 2021*
Stocks and Equity Futures	100%

 * Foreign investments - 4.9%

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	2,131,908	$59,800,019
Lumen Technologies, Inc.	328,231	4,093,041
Verizon Communications, Inc.	1,236,758	68,986,361
		132,879,421
Entertainment - 2.2%
Activision Blizzard, Inc.	230,431	19,268,640
Electronic Arts, Inc.	85,485	12,306,421
Live Nation Entertainment, Inc. (a)	24,697	1,948,346
Madison Square Garden Sports Corp. (a)	3,472	565,033
Take-Two Interactive Software, Inc. (a)	27,269	4,728,990
The Walt Disney Co. (a)	514,264	90,520,749
World Wrestling Entertainment, Inc. Class A	1,784	88,094
Zynga, Inc. (a)	156,250	1,578,125
		131,004,398
Interactive Media & Services - 1.4%
Alphabet, Inc.:
Class A (a)	12,443	33,528,037
Class C (a)	11,800	31,912,156
IAC (a)	22,791	3,128,976
TripAdvisor, Inc. (a)	11,436	433,996
Twitter, Inc. (a)	208,188	14,521,113
Vimeo, Inc. (a)	2,957	132,474
		83,656,752
Media - 2.2%
Altice U.S.A., Inc. Class A (a)	19,135	588,019
Cable One, Inc.	759	1,432,984
Charter Communications, Inc. Class A (a)	2,083	1,549,856
Comcast Corp. Class A	1,361,147	80,076,278
Discovery Communications, Inc.:
Class A (a)	49,146	1,425,725
Class C (non-vtg.) (a)	94,107	2,551,241
DISH Network Corp. Class A (a)	74,064	3,102,541
Fox Corp.:
Class A	96,334	3,435,270
Class B	45,069	1,498,094
Interpublic Group of Companies, Inc.	116,837	4,131,356
Liberty Broadband Corp.:
Class A (a)	7,367	1,264,693
Class C (a)	45,251	8,031,600
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	59,304	2,783,137
Liberty Media Class A (a)(b)	7,190	298,097
Liberty SiriusXM Series A (a)	23,694	1,106,273
Liberty SiriusXM Series C (a)	48,445	2,238,159
News Corp.:
Class A	116,357	2,865,873
Class B	35,919	844,456
Nexstar Broadcasting Group, Inc. Class A	11,447	1,683,510
Omnicom Group, Inc.	63,510	4,624,798
Sirius XM Holdings, Inc. (b)	268,684	1,738,385
The New York Times Co. Class A	49,189	2,153,494
ViacomCBS, Inc.:
Class A	2,505	111,548
Class B	173,769	7,112,365
		136,647,752
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	175,810	25,320,156

TOTAL COMMUNICATION SERVICES		509,508,479

CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.3%
Aptiv PLC (a)	65,749	10,970,221
BorgWarner, Inc.	71,421	3,498,201
Gentex Corp.	72,015	2,450,670
Lear Corp.	17,890	3,130,392
QuantumScape Corp. Class A (a)(b)	9,807	224,678
		20,274,162
Automobiles - 0.7%
Ford Motor Co. (a)	1,167,601	16,288,034
General Motors Co. (a)	410,258	23,319,065
Harley-Davidson, Inc.	45,651	1,808,693
Thor Industries, Inc. (b)	9,386	1,110,927
		42,526,719
Distributors - 0.1%
Genuine Parts Co.	42,120	5,345,870
LKQ Corp. (a)	83,376	4,231,332
		9,577,202
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	3,668	548,366
Chegg, Inc. (a)	9,928	879,919
Frontdoor, Inc. (a)	8,170	399,840
Grand Canyon Education, Inc. (a)	13,709	1,266,300
H&R Block, Inc.	10,444	256,400
Service Corp. International	48,747	3,046,200
Terminix Global Holdings, Inc. (a)	38,323	2,011,958
		8,408,983
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	68,301	2,399,414
Boyd Gaming Corp. (a)	19,207	1,094,799
Caesars Entertainment, Inc. (a)	22,531	1,968,308
Carnival Corp. (a)(b)	253,991	5,498,905
Darden Restaurants, Inc.	12,443	1,815,185
Domino's Pizza, Inc.	3,689	1,938,533
Hilton Worldwide Holdings, Inc. (a)	26,961	3,544,023
Hyatt Hotels Corp. Class A (a)	12,033	961,076
Marriott Vacations Worldwide Corp. (a)	12,410	1,828,862
McDonald's Corp.	183,213	44,467,627
MGM Resorts International	121,677	4,566,538
Norwegian Cruise Line Holdings Ltd. (a)(b)	110,093	2,645,535
Penn National Gaming, Inc. (a)	43,609	2,981,983
Planet Fitness, Inc. (a)	7,767	584,311
Royal Caribbean Cruises Ltd. (a)	65,352	5,023,608
Six Flags Entertainment Corp. (a)	14,220	590,841
Travel+Leisure Co.	8,503	440,455
Wyndham Hotels & Resorts, Inc.	10,084	726,653
Yum China Holdings, Inc.	115,693	7,194,948
Yum! Brands, Inc.	81,384	10,693,044
		100,964,648
Household Durables - 0.7%
D.R. Horton, Inc.	58,235	5,557,366
Garmin Ltd.	45,135	7,095,222
Leggett & Platt, Inc.	39,643	1,904,053
Lennar Corp.:
Class A	80,593	8,474,354
Class B	5,109	441,162
Mohawk Industries, Inc. (a)	16,861	3,286,209
Newell Brands, Inc.	113,346	2,805,314
NVR, Inc. (a)	327	1,707,790
PulteGroup, Inc.	55,362	3,037,713
Toll Brothers, Inc.	19,874	1,177,932
TopBuild Corp. (a)	1,674	339,303
Whirlpool Corp.	18,270	4,047,536
		39,873,954
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc.	3,010	524,613
Qurate Retail, Inc. Series A	111,037	1,316,899
Wayfair LLC Class A (a)(b)	9,990	2,411,186
		4,252,698
Leisure Products - 0.1%
Brunswick Corp.	20,231	2,112,116
Hasbro, Inc.	38,128	3,791,448
Hayward Holdings, Inc. (b)	11,316	272,602
Polaris, Inc.	5,260	689,428
		6,865,594
Multiline Retail - 0.7%
Dollar General Corp.	40,834	9,499,622
Dollar Tree, Inc. (a)	69,078	6,893,294
Kohl's Corp.	46,664	2,370,531
Nordstrom, Inc. (a)	5,116	169,340
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	19,451	1,810,888
Target Corp.	81,898	21,379,473
		42,123,148
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	19,491	4,133,261
AutoNation, Inc. (a)	15,154	1,838,635
AutoZone, Inc. (a)	5,159	8,375,998
Bath & Body Works, Inc.	29,733	2,380,721
Best Buy Co., Inc.	57,405	6,449,452
Burlington Stores, Inc. (a)	1,158	387,698
CarMax, Inc. (a)	44,440	5,952,738
Dick's Sporting Goods, Inc. (b)	18,733	1,950,855
Foot Locker, Inc.	26,793	1,528,809
Gap, Inc.	59,999	1,750,171
Leslie's, Inc.	3,664	89,218
Lithia Motors, Inc. Class A (sub. vtg.)	7,838	2,956,650
O'Reilly Automotive, Inc. (a)	14,293	8,630,685
Penske Automotive Group, Inc.	9,479	839,839
Petco Health & Wellness Co., Inc. (b)	20,979	432,797
Vroom, Inc. (a)(b)	25,657	950,335
Williams-Sonoma, Inc.	5,346	810,988
		49,458,850
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	44,017	2,478,597
Carter's, Inc. (b)	12,863	1,257,230
Columbia Sportswear Co.	11,127	1,108,472
Deckers Outdoor Corp. (a)	7,180	2,949,903
Hanesbrands, Inc.	41,566	758,995
PVH Corp. (a)	21,164	2,214,178
Ralph Lauren Corp.	14,121	1,603,016
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	34,868	1,871,714
Tapestry, Inc. (a)	74,865	3,166,790
Under Armour, Inc.:
Class A (sub. vtg.) (a)	56,111	1,147,470
Class C (non-vtg.) (a)	59,073	1,034,959
VF Corp.	34,467	2,764,253
		22,355,577

TOTAL CONSUMER DISCRETIONARY		346,681,535

CONSUMER STAPLES - 7.2%
Beverages - 0.9%
Brown-Forman Corp.:
Class A	6,885	460,538
Class B (non-vtg.)	27,537	1,952,924
Constellation Brands, Inc. Class A (sub. vtg.)	48,222	10,818,123
Keurig Dr. Pepper, Inc.	208,390	7,337,412
Molson Coors Beverage Co. Class B	53,192	2,600,557
Monster Beverage Corp. (a)	7,974	752,108
PepsiCo, Inc.	70,092	11,000,939
The Coca-Cola Co.	340,660	19,427,840
		54,350,441
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc. (b)	46,179	997,466
Casey's General Stores, Inc.	10,990	2,172,833
Costco Wholesale Corp.	8,578	3,686,138
Grocery Outlet Holding Corp. (a)(b)	25,968	860,060
Kroger Co.	222,991	9,075,734
U.S. Foods Holding Corp. (a)	65,860	2,261,632
Walgreens Boots Alliance, Inc.	214,008	10,090,477
Walmart, Inc.	428,141	61,031,500
		90,175,840
Food Products - 1.7%
Archer Daniels Midland Co.	166,057	9,916,924
Beyond Meat, Inc. (a)(b)	2,075	254,603
Bunge Ltd.	40,966	3,180,191
Campbell Soup Co. (b)	58,142	2,541,968
Conagra Brands, Inc.	139,695	4,678,386
Darling Ingredients, Inc. (a)	45,618	3,150,835
Flowers Foods, Inc. (b)	56,011	1,319,619
General Mills, Inc.	182,085	10,717,523
Hormel Foods Corp. (b)	84,357	3,912,478
Ingredion, Inc.	19,986	1,754,971
Kellogg Co.	41,718	2,643,252
Lamb Weston Holdings, Inc.	30,621	2,044,564
McCormick & Co., Inc. (non-vtg.)	74,405	6,262,669
Mondelez International, Inc.	416,139	26,324,953
Pilgrim's Pride Corp. (a)	8,285	183,513
Post Holdings, Inc. (a)	17,578	1,798,933
Seaboard Corp.	74	304,140
The Hain Celestial Group, Inc. (a)	24,899	993,719
The Hershey Co.	6,173	1,104,226
The J.M. Smucker Co.	31,630	4,147,009
The Kraft Heinz Co.	198,020	7,617,829
Tyson Foods, Inc. Class A	85,646	6,120,263
		100,972,568
Household Products - 2.1%
Church & Dwight Co., Inc.	69,297	5,999,734
Colgate-Palmolive Co.	117,065	9,306,668
Kimberly-Clark Corp.	49,976	6,782,743
Procter & Gamble Co.	726,660	103,352,852
Reynolds Consumer Products, Inc.	16,279	463,138
Spectrum Brands Holdings, Inc.	12,447	1,087,245
The Clorox Co.	7,068	1,278,531
		128,270,911
Personal Products - 0.0%
Coty, Inc. Class A (a)	86,584	755,878
Herbalife Nutrition Ltd. (a)	26,778	1,364,071
		2,119,949
Tobacco - 1.0%
Altria Group, Inc.	245,376	11,787,863
Philip Morris International, Inc.	464,736	46,515,426
		58,303,289

TOTAL CONSUMER STAPLES		434,192,998

ENERGY - 4.7%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	219,743	4,667,341
Halliburton Co.	250,204	5,174,219
NOV, Inc. (a)	116,271	1,605,703
Schlumberger Ltd.	417,343	12,031,999
		23,479,262
Oil, Gas & Consumable Fuels - 4.3%
Antero Midstream GP LP (b)	99,358	943,901
APA Corp.	112,448	2,108,400
Cabot Oil & Gas Corp.	103,099	1,649,584
Chevron Corp.	577,383	58,783,363
Cimarex Energy Co.	24,009	1,565,387
ConocoPhillips Co.	402,874	22,585,116
Continental Resources, Inc. (b)	17,400	594,210
Devon Energy Corp.	201,013	5,194,176
Diamondback Energy, Inc.	28,325	2,184,707
DT Midstream, Inc. (a)	28,810	1,221,544
EOG Resources, Inc.	153,295	11,169,074
EQT Corp. (a)	83,014	1,526,627
Exxon Mobil Corp.	1,263,925	72,764,162
Hess Corp.	77,073	5,891,460
HollyFrontier Corp.	44,701	1,314,209
Kinder Morgan, Inc.	580,423	10,087,752
Marathon Oil Corp.	233,659	2,708,108
Marathon Petroleum Corp.	194,410	10,735,320
Occidental Petroleum Corp.	220,023	5,742,600
ONEOK, Inc.	132,268	6,873,968
Phillips 66 Co.	130,582	9,588,636
Pioneer Natural Resources Co.	35,657	5,183,458
Targa Resources Corp.	67,159	2,828,065
The Williams Companies, Inc.	362,482	9,080,174
Valero Energy Corp.	121,760	8,154,267
		260,478,268

TOTAL ENERGY		283,957,530

FINANCIALS - 20.5%
Banks - 8.0%
Bank of America Corp.	2,250,679	86,336,046
Bank of Hawaii Corp. (b)	11,836	990,792
Bank OZK	36,688	1,493,568
BOK Financial Corp.	9,106	764,995
Citigroup, Inc.	616,826	41,709,774
Citizens Financial Group, Inc.	104,270	4,396,023
Comerica, Inc.	41,584	2,855,157
Commerce Bancshares, Inc.	31,715	2,243,202
Cullen/Frost Bankers, Inc.	17,026	1,827,230
East West Bancorp, Inc.	42,062	2,992,711
Fifth Third Bancorp	209,250	7,593,683
First Citizens Bancshares, Inc. (b)	1,804	1,411,792
First Hawaiian, Inc.	38,684	1,064,971
First Horizon National Corp.	163,082	2,519,617
First Republic Bank	52,282	10,196,036
FNB Corp., Pennsylvania	94,648	1,084,666
Huntington Bancshares, Inc./Ohio	437,026	6,153,326
JPMorgan Chase & Co.	897,647	136,244,862
KeyCorp	288,467	5,671,261
M&T Bank Corp.	38,253	5,120,164
PacWest Bancorp	35,035	1,395,094
Peoples United Financial, Inc.	126,763	1,990,179
Pinnacle Financial Partners, Inc.	22,151	1,984,951
PNC Financial Services Group, Inc.	126,616	23,096,025
Popular, Inc.	24,686	1,796,153
Prosperity Bancshares, Inc.	26,624	1,815,491
Regions Financial Corp.	286,702	5,519,014
Signature Bank	16,803	3,813,777
Sterling Bancorp	52,285	1,135,107
SVB Financial Group (a)	16,673	9,169,483
Synovus Financial Corp.	40,710	1,665,039
Truist Financial Corp.	400,822	21,816,741
U.S. Bancorp	400,560	22,247,102
Umpqua Holdings Corp.	65,388	1,233,872
Webster Financial Corp.	26,906	1,294,179
Wells Fargo & Co.	1,234,613	56,718,121
Western Alliance Bancorp.	14,284	1,325,841
Wintrust Financial Corp.	16,839	1,202,305
Zions Bancorp NA	48,104	2,508,624
		484,396,974
Capital Markets - 4.8%
Affiliated Managers Group, Inc.	12,371	1,960,061
Ameriprise Financial, Inc.	15,329	3,948,137
Ares Management Corp.	4,917	352,106
Bank of New York Mellon Corp.	239,234	12,279,881
BlackRock, Inc. Class A	42,660	36,993,472
Carlyle Group LP	48,366	2,441,032
Cboe Global Markets, Inc.	31,703	3,755,854
Charles Schwab Corp.	468,142	31,810,249
CME Group, Inc.	106,973	22,692,182
Evercore, Inc. Class A	11,933	1,577,543
FactSet Research Systems, Inc.	1,576	563,073
Franklin Resources, Inc.	86,185	2,546,767
Goldman Sachs Group, Inc.	93,068	34,889,332
Interactive Brokers Group, Inc.	23,965	1,482,475
Intercontinental Exchange, Inc.	165,910	19,880,995
Invesco Ltd.	99,391	2,423,153
Janus Henderson Group PLC (b)	50,912	2,130,158
Jefferies Financial Group, Inc.	65,210	2,164,320
KKR & Co. LP	164,048	10,459,700
Lazard Ltd. Class A	30,436	1,436,579
Moody's Corp.	2,511	944,136
Morgan Stanley	414,344	39,768,737
Morningstar, Inc.	649	163,957
MSCI, Inc.	6,959	4,147,286
NASDAQ, Inc.	34,045	6,357,223
Northern Trust Corp.	61,216	6,908,226
Raymond James Financial, Inc.	34,822	4,508,753
S&P Global, Inc.	20,977	8,993,259
SEI Investments Co.	32,648	1,984,998
State Street Corp.	103,642	9,031,364
Stifel Financial Corp.	30,410	2,023,481
T. Rowe Price Group, Inc.	44,947	9,176,380
Tradeweb Markets, Inc. Class A	31,276	2,712,567
Virtu Financial, Inc. Class A	27,795	715,443
		293,222,879
Consumer Finance - 0.9%
Ally Financial, Inc.	110,422	5,671,274
American Express Co.	70,797	12,073,012
Capital One Financial Corp.	133,740	21,625,758
Credit Acceptance Corp. (a)(b)	2,560	1,241,011
Discover Financial Services	40,887	5,083,072
OneMain Holdings, Inc.	26,438	1,612,718
Santander Consumer U.S.A. Holdings, Inc.	17,957	736,776
SLM Corp.	95,897	1,805,741
Synchrony Financial	140,680	6,614,774
		56,464,136
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	559,735	155,768,656
Equitable Holdings, Inc.	114,382	3,530,972
Voya Financial, Inc. (b)	35,894	2,311,574
		161,611,202
Insurance - 3.8%
AFLAC, Inc.	200,244	11,013,420
Alleghany Corp. (a)	3,582	2,375,224
Allstate Corp.	89,054	11,581,473
American Financial Group, Inc.	20,203	2,555,477
American International Group, Inc.	256,141	12,128,276
Aon PLC (b)	27,436	7,134,183
Arch Capital Group Ltd. (a)	88,161	3,438,279
Arthur J. Gallagher & Co.	60,320	8,403,179
Assurant, Inc.	17,998	2,840,264
Assured Guaranty Ltd.	21,617	1,033,509
Athene Holding Ltd. (a)	34,410	2,223,574
Axis Capital Holdings Ltd.	23,016	1,170,824
Brighthouse Financial, Inc. (a)	25,599	1,102,293
Brown & Brown, Inc.	65,821	3,580,662
Chubb Ltd.	133,579	22,540,120
Cincinnati Financial Corp.	44,662	5,264,757
CNA Financial Corp.	8,326	366,427
Erie Indemnity Co. Class A	2,320	428,945
Everest Re Group Ltd.	9,134	2,309,349
Fidelity National Financial, Inc.	82,380	3,674,972
First American Financial Corp.	31,737	2,136,217
Globe Life, Inc.	30,233	2,814,995
GoHealth, Inc. (a)	2,021	17,785
Hanover Insurance Group, Inc.	10,664	1,449,238
Hartford Financial Services Group, Inc.	106,372	6,767,387
Kemper Corp.	18,113	1,195,639
Lemonade, Inc. (a)(b)	10,177	886,010
Lincoln National Corp.	47,898	2,951,475
Loews Corp.	66,105	3,545,211
Markel Corp. (a)	3,357	4,049,113
Marsh & McLennan Companies, Inc.	133,701	19,683,461
Mercury General Corp.	7,967	484,633
MetLife, Inc.	221,071	12,755,797
Old Republic International Corp.	83,402	2,056,693
Primerica, Inc.	11,694	1,709,897
Principal Financial Group, Inc.	80,115	4,977,545
Progressive Corp.	174,304	16,586,769
Prudential Financial, Inc.	117,619	11,794,833
Reinsurance Group of America, Inc.	20,226	2,228,501
RenaissanceRe Holdings Ltd.	8,145	1,243,660
The Travelers Companies, Inc.	74,943	11,160,512
Unum Group	60,820	1,666,468
W.R. Berkley Corp.	41,145	3,010,580
White Mountains Insurance Group Ltd.	897	1,015,018
Willis Towers Watson PLC	38,299	7,892,658
		229,245,302
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	156,111	2,477,482
Annaly Capital Management, Inc.	416,248	3,533,946
New Residential Investment Corp.	129,378	1,262,729
Starwood Property Trust, Inc.	81,749	2,127,926
		9,402,083
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	100,942	1,397,037
New York Community Bancorp, Inc.	134,782	1,587,732
TFS Financial Corp.	14,565	283,726
UWM Holdings Corp. Class A (b)	6,517	49,725
		3,318,220

TOTAL FINANCIALS		1,237,660,796

HEALTH CARE - 17.6%
Biotechnology - 1.5%
Amgen, Inc.	30,360	7,333,154
Biogen, Inc. (a)	44,710	14,608,098
BioMarin Pharmaceutical, Inc. (a)	54,382	4,172,731
Exact Sciences Corp. (a)	3,844	414,537
Exelixis, Inc. (a)	13,144	221,476
Gilead Sciences, Inc.	374,666	25,585,941
Horizon Therapeutics PLC (a)	52,914	5,292,458
Incyte Corp. (a)	7,937	613,927
Ionis Pharmaceuticals, Inc. (a)	3,267	121,336
Iovance Biotherapeutics, Inc. (a)	30,098	670,282
Mirati Therapeutics, Inc. (a)	1,967	314,838
Natera, Inc. (a)	1,569	179,682
Regeneron Pharmaceuticals, Inc. (a)	26,710	15,347,833
Repligen Corp. (a)	936	229,975
Sage Therapeutics, Inc. (a)	15,276	668,019
Seagen, Inc. (a)	4,260	653,441
Ultragenyx Pharmaceutical, Inc. (a)	4,953	395,398
United Therapeutics Corp. (a)	13,153	2,392,925
Vertex Pharmaceuticals, Inc. (a)	46,386	9,350,490
		88,566,541
Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	259,203	31,358,379
Baxter International, Inc.	149,965	11,599,793
Becton, Dickinson & Co.	86,240	22,055,880
Boston Scientific Corp. (a)	423,295	19,302,252
Danaher Corp.	179,395	53,368,219
Dentsply Sirona, Inc.	64,784	4,278,335
Envista Holdings Corp. (a)	47,953	2,065,815
Globus Medical, Inc. (a)	21,882	1,819,926
Hill-Rom Holdings, Inc.	19,828	2,745,385
Hologic, Inc. (a)	75,615	5,674,150
ICU Medical, Inc. (a)	5,917	1,202,867
Integra LifeSciences Holdings Corp. (a)	21,592	1,563,045
Masimo Corp. (a)	4,089	1,113,803
Medtronic PLC	400,704	52,616,442
Quidel Corp. (a)(b)	11,177	1,581,210
ResMed, Inc.	4,279	1,163,032
STERIS PLC	25,409	5,537,892
Stryker Corp.	59,616	16,152,359
Tandem Diabetes Care, Inc. (a)	1,080	117,364
Teleflex, Inc.	11,470	4,558,522
The Cooper Companies, Inc.	14,429	6,085,719
Zimmer Biomet Holdings, Inc.	62,249	10,172,732
		256,133,121
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (a)	26,399	1,629,346
agilon health, Inc. (a)(b)	917	33,736
Amedisys, Inc. (a)	1,097	285,900
AmerisourceBergen Corp.	43,775	5,347,992
Anthem, Inc.	73,094	28,068,827
Cardinal Health, Inc.	35,418	2,103,121
Centene Corp. (a)	172,567	11,839,822
Chemed Corp.	3,425	1,630,369
Cigna Corp.	101,791	23,360,017
CVS Health Corp.	392,820	32,352,655
DaVita HealthCare Partners, Inc. (a)	6,221	748,075
Encompass Health Corp.	12,391	1,031,551
Henry Schein, Inc. (a)	41,985	3,365,098
Humana, Inc.	38,475	16,384,964
Laboratory Corp. of America Holdings (a)	29,139	8,629,515
McKesson Corp.	40,701	8,296,085
Molina Healthcare, Inc. (a)	14,579	3,980,213
Oak Street Health, Inc. (a)(b)	2,935	185,022
Premier, Inc.	36,358	1,295,799
Quest Diagnostics, Inc.	38,864	5,510,915
Signify Health, Inc. (b)	6,742	177,449
UnitedHealth Group, Inc.	261,402	107,755,132
Universal Health Services, Inc. Class B	22,597	3,624,785
		267,636,388
Health Care Technology - 0.3%
Cerner Corp.	89,871	7,224,730
Certara, Inc.	4,257	115,833
Change Healthcare, Inc. (a)	73,635	1,598,616
Teladoc Health, Inc. (a)(b)	43,717	6,489,789
		15,428,968
Life Sciences Tools & Services - 1.4%
Adaptive Biotechnologies Corp. (a)	3,498	128,237
Agilent Technologies, Inc.	9,415	1,442,660
Bio-Rad Laboratories, Inc. Class A (a)	6,323	4,675,922
Charles River Laboratories International, Inc. (a)	946	384,946
IQVIA Holdings, Inc. (a)	28,776	7,127,815
PerkinElmer, Inc.	33,388	6,084,295
PPD, Inc. (a)	28,295	1,304,965
QIAGEN NV (a)	67,665	3,572,035
Syneos Health, Inc. (a)	26,411	2,368,274
Thermo Fisher Scientific, Inc.	106,706	57,622,307
Waters Corp. (a)	1,283	500,126
		85,211,582
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	666,690	45,248,250
Catalent, Inc. (a)	37,046	4,438,481
Elanco Animal Health, Inc. (a)	132,700	4,839,569
Eli Lilly & Co.	53,127	12,936,425
Jazz Pharmaceuticals PLC (a)	17,664	2,994,401
Johnson & Johnson	786,376	135,413,947
Merck & Co., Inc.	756,109	58,122,099
Nektar Therapeutics (a)(b)	52,755	833,001
Organon & Co. (a)	75,611	2,193,475
Perrigo Co. PLC	39,816	1,912,362
Pfizer, Inc.	1,666,152	71,327,967
Royalty Pharma PLC	39,611	1,513,140
Viatris, Inc.	360,352	5,070,153
Zoetis, Inc. Class A	7,381	1,496,129
		348,339,399

TOTAL HEALTH CARE		1,061,315,999

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.6%
BWX Technologies, Inc.	7,050	404,882
Curtiss-Wright Corp.	12,172	1,439,948
General Dynamics Corp.	75,027	14,707,543
HEICO Corp.	9,041	1,222,795
HEICO Corp. Class A	15,911	1,929,845
Hexcel Corp. (a)(b)	24,954	1,357,997
Howmet Aerospace, Inc.	108,167	3,550,041
Huntington Ingalls Industries, Inc.	11,741	2,408,431
L3Harris Technologies, Inc.	60,957	13,821,390
Lockheed Martin Corp.	9,311	3,460,619
Mercury Systems, Inc. (a)	16,414	1,083,324
Northrop Grumman Corp.	41,117	14,926,293
Raytheon Technologies Corp.	452,228	39,321,225
Spirit AeroSystems Holdings, Inc. Class A	22,032	952,003
Teledyne Technologies, Inc. (a)	13,697	6,201,591
Textron, Inc.	67,263	4,641,820
The Boeing Co. (a)	159,826	36,197,392
TransDigm Group, Inc. (a)	10,975	7,035,963
Virgin Galactic Holdings, Inc. (a)	3,388	101,606
		154,764,708
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	31,597	2,817,504
Expeditors International of Washington, Inc.	13,607	1,745,098
FedEx Corp.	41,342	11,573,693
XPO Logistics, Inc. (a)	4,104	569,184
		16,705,479
Airlines - 0.3%
Alaska Air Group, Inc. (a)	36,347	2,109,216
American Airlines Group, Inc. (a)(b)	190,333	3,878,987
Copa Holdings SA Class A (a)(b)	9,374	664,710
JetBlue Airways Corp. (a)	94,495	1,397,581
Southwest Airlines Co. (a)	176,137	8,898,441
United Airlines Holdings, Inc. (a)	96,394	4,503,528
		21,452,463
Building Products - 0.9%
A.O. Smith Corp.	39,439	2,773,745
Allegion PLC	6,380	871,508
Armstrong World Industries, Inc.	7,318	791,661
Builders FirstSource, Inc. (a)	61,083	2,718,194
Carrier Global Corp.	137,953	7,621,903
Fortune Brands Home & Security, Inc.	30,678	2,990,185
Johnson Controls International PLC	213,526	15,250,027
Lennox International, Inc.	10,153	3,344,703
Masco Corp.	75,410	4,502,731
Owens Corning	31,053	2,986,056
The AZEK Co., Inc. (a)	14,835	539,549
Trane Technologies PLC	36,515	7,434,819
		51,825,081
Commercial Services & Supplies - 0.5%
ADT, Inc. (b)	47,317	496,355
Cintas Corp.	1,675	660,252
Clean Harbors, Inc. (a)	15,131	1,437,445
Driven Brands Holdings, Inc.	10,829	344,579
MSA Safety, Inc.	7,770	1,278,010
Republic Services, Inc.	62,649	7,415,136
Rollins, Inc.	4,744	181,838
Stericycle, Inc. (a)	27,266	1,923,616
Waste Management, Inc.	105,911	15,702,365
		29,439,596
Construction & Engineering - 0.2%
AECOM (a)	41,674	2,623,795
MasTec, Inc. (a)	16,753	1,695,906
Quanta Services, Inc.	41,247	3,749,352
Valmont Industries, Inc.	6,200	1,469,090
		9,538,143
Electrical Equipment - 1.1%
Acuity Brands, Inc.	10,540	1,848,505
AMETEK, Inc.	68,739	9,558,158
ChargePoint Holdings, Inc. Class A (a)(b)	40,968	968,893
Eaton Corp. PLC	118,782	18,773,495
Emerson Electric Co.	177,995	17,957,916
Hubbell, Inc. Class B	16,136	3,234,623
nVent Electric PLC	49,713	1,571,428
Regal Beloit Corp.	12,110	1,782,955
Rockwell Automation, Inc.	13,602	4,181,527
Sensata Technologies, Inc. PLC (a)	46,364	2,717,858
Shoals Technologies Group, Inc.	30,450	885,791
Sunrun, Inc. (a)	59,429	3,147,954
		66,629,103
Industrial Conglomerates - 1.9%
3M Co.	147,415	29,179,325
Carlisle Companies, Inc.	9,445	1,910,157
General Electric Co.	2,607,344	33,765,105
Honeywell International, Inc.	162,591	38,012,150
Roper Technologies, Inc.	31,280	15,369,115
		118,235,852
Machinery - 2.0%
AGCO Corp.	16,777	2,216,409
Allison Transmission Holdings, Inc.	7,743	309,023
Caterpillar, Inc.	22,566	4,665,521
Colfax Corp. (a)	34,917	1,601,992
Crane Co.	14,663	1,425,683
Cummins, Inc.	43,566	10,111,669
Donaldson Co., Inc.	32,943	2,180,497
Dover Corp.	42,783	7,149,895
Flowserve Corp.	38,821	1,633,976
Fortive Corp.	97,408	7,077,665
Gates Industrial Corp. PLC (a)	21,079	381,741
Graco, Inc.	19,005	1,483,910
IDEX Corp.	22,630	5,129,995
Illinois Tool Works, Inc.	9,656	2,188,726
Ingersoll Rand, Inc. (a)	111,801	5,463,715
ITT, Inc.	25,673	2,513,643
Middleby Corp. (a)	11,476	2,197,539
Nordson Corp.	14,343	3,243,383
Oshkosh Corp.	20,364	2,434,516
Otis Worldwide Corp.	128,165	11,477,176
PACCAR, Inc.	101,610	8,432,614
Parker Hannifin Corp.	31,990	9,981,840
Pentair PLC	49,274	3,630,016
Snap-On, Inc.	15,912	3,468,498
Stanley Black & Decker, Inc.	48,124	9,482,834
Timken Co.	19,181	1,524,890
Toro Co.	1,711	194,609
Westinghouse Air Brake Co.	54,061	4,588,157
Woodward, Inc.	17,115	2,080,499
Xylem, Inc.	18,194	2,289,715
		120,560,346
Marine - 0.0%
Kirby Corp. (a)	17,709	1,025,528
Professional Services - 0.8%
CACI International, Inc. Class A (a)	6,927	1,849,232
Clarivate Analytics PLC (a)	122,785	2,799,498
CoStar Group, Inc. (a)	26,177	2,325,826
Dun & Bradstreet Holdings, Inc. (a)	47,582	997,319
Equifax, Inc.	22,327	5,818,416
FTI Consulting, Inc. (a)	10,019	1,459,768
IHS Markit Ltd.	111,328	13,007,564
Jacobs Engineering Group, Inc.	38,528	5,210,912
Leidos Holdings, Inc.	42,080	4,478,154
Manpower, Inc.	16,188	1,919,573
Nielsen Holdings PLC	106,529	2,523,672
Robert Half International, Inc.	3,997	392,545
Science Applications Internati	17,286	1,509,068
TransUnion Holding Co., Inc.	18,097	2,172,726
Verisk Analytics, Inc.	17,183	3,263,739
		49,728,012
Road & Rail - 1.2%
AMERCO	2,671	1,570,441
CSX Corp.	675,743	21,840,014
J.B. Hunt Transport Services, Inc.	2,821	475,197
Kansas City Southern	19,809	5,304,850
Knight-Swift Transportation Holdings, Inc. Class A	47,917	2,380,996
Landstar System, Inc.	1,274	200,018
Norfolk Southern Corp.	74,511	19,211,171
Old Dominion Freight Lines, Inc.	2,411	648,921
Ryder System, Inc.	15,522	1,182,000
Schneider National, Inc. Class B	15,289	343,085
TuSimple Holdings, Inc. (a)(b)	9,481	348,901
Uber Technologies, Inc. (a)	69,348	3,013,864
Union Pacific Corp.	72,958	15,960,292
		72,479,750
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	31,976	1,354,503
Fastenal Co.	19,274	1,055,637
MSC Industrial Direct Co., Inc. Class A (b)	13,417	1,196,394
SiteOne Landscape Supply, Inc. (a)	6,274	1,096,570
United Rentals, Inc. (a)	14,082	4,640,723
Univar, Inc. (a)	49,720	1,220,129
W.W. Grainger, Inc.	2,348	1,043,874
Watsco, Inc.	9,735	2,749,553
		14,357,383

TOTAL INDUSTRIALS		726,741,444

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	1,902	723,502
Ciena Corp. (a)	45,954	2,671,766
Cisco Systems, Inc.	1,261,276	69,836,852
F5 Networks, Inc. (a)	17,749	3,665,346
Juniper Networks, Inc.	96,664	2,720,125
Lumentum Holdings, Inc. (a)	22,557	1,894,562
Motorola Solutions, Inc.	49,555	11,096,356
Ubiquiti, Inc. (b)	215	67,317
ViaSat, Inc. (a)	18,420	914,369
		93,590,195
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	50,329	3,648,349
Arrow Electronics, Inc. (a)	21,876	2,593,837
Avnet, Inc.	29,476	1,217,948
Coherent, Inc. (a)	742	182,487
Corning, Inc.	150,226	6,288,460
IPG Photonics Corp. (a)	10,014	2,184,654
Jabil, Inc.	9,025	537,349
Keysight Technologies, Inc. (a)	31,011	5,102,860
Littelfuse, Inc.	7,145	1,900,499
National Instruments Corp.	39,171	1,727,833
SYNNEX Corp.	12,371	1,478,829
Trimble, Inc. (a)	74,666	6,383,943
Vontier Corp.	23,121	747,964
		33,995,012
IT Services - 3.1%
Accenture PLC Class A	37,198	11,817,061
Akamai Technologies, Inc. (a)	47,923	5,746,926
Alliance Data Systems Corp.	14,855	1,385,229
Amdocs Ltd.	38,550	2,972,591
Automatic Data Processing, Inc.	10,153	2,128,373
Broadridge Financial Solutions, Inc.	3,183	552,219
Cognizant Technology Solutions Corp. Class A	157,122	11,553,181
Concentrix Corp. (a)	12,554	2,055,466
DXC Technology Co. (a)	75,627	3,023,567
Euronet Worldwide, Inc. (a)	4,415	630,550
Fastly, Inc. Class A (a)(b)	31,560	1,517,089
Fidelity National Information Services, Inc.	184,883	27,556,811
Fiserv, Inc. (a)	166,344	19,147,858
FleetCor Technologies, Inc. (a)	18,740	4,839,043
Genpact Ltd.	51,843	2,582,300
Global Payments, Inc.	87,488	16,921,054
GoDaddy, Inc. (a)	44,942	3,768,387
IBM Corp.	266,705	37,594,737
Jack Henry & Associates, Inc.	16,261	2,830,877
Paychex, Inc.	12,318	1,402,035
Paysafe Ltd. (a)	91,721	989,670
Snowflake Computing, Inc.	2,108	560,138
SolarWinds, Inc. (a)(b)	21,028	236,355
StoneCo Ltd. Class A (a)	4,499	264,721
The Western Union Co.	91,489	2,123,460
Twilio, Inc. Class A (a)	34,730	12,974,781
VeriSign, Inc. (a)	29,397	6,360,629
WEX, Inc. (a)	4,371	829,310
		184,364,418
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	93,739	15,693,783
Brooks Automation, Inc.	3,803	338,505
Cirrus Logic, Inc. (a)	17,268	1,426,164
Cree, Inc. (a)	34,377	3,188,811
First Solar, Inc. (a)	31,584	2,717,487
Intel Corp.	1,206,362	64,805,767
Marvell Technology, Inc.	240,768	14,568,872
Maxim Integrated Products, Inc.	4,177	417,324
Microchip Technology, Inc.	11,734	1,679,370
Micron Technology, Inc.	288,229	22,360,806
MKS Instruments, Inc.	2,589	405,023
NXP Semiconductors NV	56,982	11,760,515
ON Semiconductor Corp. (a)	57,946	2,263,371
Qorvo, Inc. (a)	33,690	6,387,287
Skyworks Solutions, Inc.	25,967	4,791,171
Texas Instruments, Inc.	104,750	19,967,445
		172,771,701
Software - 1.7%
ANSYS, Inc. (a)	15,170	5,589,538
Black Knight, Inc. (a)	45,308	3,751,955
C3.Ai, Inc. (b)	3,980	200,393
CDK Global, Inc.	30,756	1,475,980
Ceridian HCM Holding, Inc. (a)	38,508	3,789,187
Citrix Systems, Inc.	23,758	2,393,619
Cloudflare, Inc. (a)	4,297	509,753
Datto Holding Corp. (b)	7,028	183,361
Dolby Laboratories, Inc. Class A	19,136	1,858,106
Duck Creek Technologies, Inc. (a)	16,610	729,677
Dynatrace, Inc. (a)	3,200	204,384
FireEye, Inc. (a)	49,241	994,668
Guidewire Software, Inc. (a)	25,004	2,880,461
Jamf Holding Corp. (a)(b)	2,386	78,285
Manhattan Associates, Inc. (a)	8,788	1,402,828
McAfee Corp.	3,221	87,192
Medallia, Inc. (a)	14,072	476,619
N-able, Inc. (a)(b)	10,292	142,030
NortonLifeLock, Inc.	120,435	2,989,197
Nuance Communications, Inc. (a)	52,651	2,890,540
Oracle Corp.	35,329	3,078,569
Pegasystems, Inc.	673	85,902
Salesforce.com, Inc. (a)	222,852	53,914,584
SS&C Technologies Holdings, Inc.	66,809	5,237,158
Synopsys, Inc. (a)	16,564	4,770,266
Teradata Corp. (a)	4,687	232,756
Tyler Technologies, Inc. (a)	1,607	791,672
VMware, Inc. Class A (a)(b)	15,076	2,317,784
		103,056,464
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc. (a)	41,968	4,054,948
Hewlett Packard Enterprise Co.	387,732	5,622,114
HP, Inc.	242,934	7,013,505
NCR Corp. (a)	24,998	1,109,911
NetApp, Inc.	22,364	1,779,951
Pure Storage, Inc. Class A (a)	5,029	98,166
Western Digital Corp. (a)	91,517	5,942,199
Xerox Holdings Corp.	45,529	1,098,615
		26,719,409

TOTAL INFORMATION TECHNOLOGY		614,497,199

MATERIALS - 3.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	65,964	19,197,503
Albemarle Corp. U.S.	34,658	7,140,934
Ashland Global Holdings, Inc.	16,403	1,395,403
Axalta Coating Systems Ltd. (a)	51,285	1,543,679
Celanese Corp. Class A	21,355	3,326,468
CF Industries Holdings, Inc.	63,746	3,011,999
Corteva, Inc.	220,084	9,415,194
Diversey Holdings Ltd. (a)	3,448	57,513
Dow, Inc.	206,958	12,864,509
DuPont de Nemours, Inc.	158,926	11,927,396
Eastman Chemical Co.	40,475	4,562,342
Ecolab, Inc.	9,171	2,025,232
Element Solutions, Inc.	69,051	1,615,103
FMC Corp.	28,688	3,068,182
Huntsman Corp.	62,837	1,659,525
International Flavors & Fragrances, Inc.	74,263	11,186,978
LyondellBasell Industries NV Class A	68,742	6,828,143
NewMarket Corp.	1,998	631,188
Olin Corp.	39,589	1,861,871
PPG Industries, Inc.	40,796	6,670,962
RPM International, Inc.	15,858	1,373,144
The Chemours Co. LLC	23,767	790,253
The Mosaic Co.	102,977	3,215,972
Valvoline, Inc.	53,960	1,655,493
Westlake Chemical Corp.	7,908	655,731
		117,680,717
Construction Materials - 0.3%
Eagle Materials, Inc.	12,256	1,732,018
Martin Marietta Materials, Inc.	18,541	6,735,945
Vulcan Materials Co.	39,425	7,096,106
		15,564,069
Containers & Packaging - 0.7%
Amcor PLC	459,482	5,311,612
Aptargroup, Inc.	19,574	2,523,480
Ardagh Group SA	5,448	127,211
Avery Dennison Corp.	11,571	2,437,778
Ball Corp.	67,498	5,459,238
Berry Global Group, Inc. (a)	40,247	2,587,480
Crown Holdings, Inc.	33,916	3,383,460
Graphic Packaging Holding Co.	60,246	1,154,916
International Paper Co.	116,709	6,741,112
Packaging Corp. of America	27,945	3,954,218
Sealed Air Corp.	20,664	1,172,682
Silgan Holdings, Inc.	24,887	1,008,421
Sonoco Products Co.	29,919	1,908,533
WestRock Co.	77,624	3,819,877
		41,590,018
Metals & Mining - 0.9%
Alcoa Corp. (a)	55,670	2,235,151
Cleveland-Cliffs, Inc. (a)(b)	135,797	3,394,925
Freeport-McMoRan, Inc.	308,598	11,757,584
Newmont Corp.	239,167	15,024,471
Nucor Corp.	89,090	9,267,142
Reliance Steel & Aluminum Co.	18,880	2,966,992
Royal Gold, Inc.	19,530	2,373,286
Southern Copper Corp.	2,184	143,358
Steel Dynamics, Inc.	48,621	3,133,623
United States Steel Corp.	79,696	2,110,350
		52,406,882
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	28,199	1,563,353

TOTAL MATERIALS		228,805,039

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	43,613	8,781,041
American Campus Communities, Inc.	40,811	2,053,201
American Homes 4 Rent Class A	82,852	3,479,784
Americold Realty Trust	75,230	2,922,686
Apartment Income (REIT) Corp.	46,575	2,451,708
AvalonBay Communities, Inc.	41,567	9,470,210
Boston Properties, Inc.	46,546	5,463,569
Brixmor Property Group, Inc.	88,249	2,031,492
Camden Property Trust (SBI)	28,160	4,206,822
CoreSite Realty Corp.	2,790	385,606
Cousins Properties, Inc.	44,189	1,755,187
CubeSmart	59,814	2,970,363
CyrusOne, Inc.	36,494	2,600,927
Digital Realty Trust, Inc.	83,698	12,902,884
Douglas Emmett, Inc.	49,642	1,658,043
Duke Realty Corp.	111,576	5,676,987
EPR Properties	21,986	1,105,896
Equinix, Inc.	7,734	6,345,051
Equity Lifestyle Properties, Inc.	24,445	2,048,491
Equity Residential (SBI)	109,897	9,245,635
Essex Property Trust, Inc.	19,322	6,339,548
Extra Space Storage, Inc.	35,621	6,203,041
Federal Realty Investment Trust (SBI)	22,999	2,703,072
First Industrial Realty Trust, Inc.	38,337	2,100,101
Gaming & Leisure Properties	65,701	3,110,285
Healthcare Trust of America, Inc.	64,864	1,854,462
Healthpeak Properties, Inc.	160,731	5,942,225
Highwoods Properties, Inc. (SBI)	30,693	1,463,749
Host Hotels & Resorts, Inc. (a)	208,453	3,320,656
Hudson Pacific Properties, Inc.	43,589	1,188,236
Invitation Homes, Inc.	169,266	6,885,741
Iron Mountain, Inc.	25,207	1,103,058
JBG SMITH Properties	36,796	1,200,653
Kilroy Realty Corp.	34,593	2,396,257
Kimco Realty Corp.	123,023	2,624,081
Lamar Advertising Co. Class A	3,202	341,333
Life Storage, Inc.	22,748	2,669,705
Medical Properties Trust, Inc.	172,747	3,632,869
Mid-America Apartment Communities, Inc.	33,939	6,553,621
National Retail Properties, Inc.	52,058	2,544,074
Omega Healthcare Investors, Inc.	70,058	2,541,704
Park Hotels & Resorts, Inc. (a)	69,780	1,290,930
Prologis (REIT), Inc.	219,971	28,165,087
Public Storage	10,611	3,315,725
Rayonier, Inc.	41,208	1,553,954
Realty Income Corp.	111,431	7,832,485
Regency Centers Corp.	50,343	3,292,936
Rexford Industrial Realty, Inc.	40,002	2,460,923
SBA Communications Corp. Class A	26,906	9,174,677
Simon Property Group, Inc.	12,760	1,614,395
SL Green Realty Corp.	20,937	1,558,969
Spirit Realty Capital, Inc.	34,205	1,717,775
Store Capital Corp.	72,801	2,634,668
Sun Communities, Inc.	32,949	6,461,628
UDR, Inc.	88,030	4,840,770
Ventas, Inc.	111,775	6,681,910
VEREIT, Inc.	68,215	3,340,489
VICI Properties, Inc. (b)	160,112	4,993,893
Vornado Realty Trust	52,315	2,275,703
Weingarten Realty Investors (SBI)	35,508	1,143,003
Welltower, Inc.	124,561	10,819,368
Weyerhaeuser Co.	223,436	7,536,496
WP Carey, Inc.	52,606	4,244,778
		271,224,616
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	94,300	9,096,178
Howard Hughes Corp. (a)	12,328	1,142,929
Jones Lang LaSalle, Inc. (a)	15,238	3,391,522
Opendoor Technologies, Inc. (a)	82,341	1,220,294
		14,850,923

TOTAL REAL ESTATE		286,075,539

UTILITIES - 4.9%
Electric Utilities - 3.1%
Alliant Energy Corp.	74,573	4,364,758
American Electric Power Co., Inc.	149,287	13,155,170
Avangrid, Inc. (b)	16,982	885,441
Duke Energy Corp.	229,597	24,132,941
Edison International	111,193	6,060,019
Entergy Corp.	59,761	6,150,602
Evergy, Inc.	68,169	4,445,982
Eversource Energy	102,367	8,831,201
Exelon Corp.	291,180	13,627,224
FirstEnergy Corp.	162,197	6,215,389
Hawaiian Electric Industries, Inc.	31,501	1,365,253
IDACORP, Inc.	15,028	1,584,703
NextEra Energy, Inc.	585,266	45,592,221
NRG Energy, Inc.	39,663	1,635,702
OGE Energy Corp.	59,480	2,007,450
PG&E Corp. (a)	450,343	3,958,515
Pinnacle West Capital Corp.	33,575	2,805,191
PPL Corp.	229,782	6,518,915
Southern Co.	315,616	20,158,394
Xcel Energy, Inc.	160,563	10,958,425
		184,453,496
Gas Utilities - 0.1%
Atmos Energy Corp.	38,546	3,800,250
National Fuel Gas Co.	26,073	1,340,934
UGI Corp.	61,959	2,849,494
		7,990,678
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	28,451	1,207,460
The AES Corp.	196,932	4,667,288
Vistra Corp.	142,798	2,734,582
		8,609,330
Multi-Utilities - 1.4%
Ameren Corp.	75,902	6,369,696
CenterPoint Energy, Inc.	173,217	4,410,105
CMS Energy Corp.	86,162	5,323,950
Consolidated Edison, Inc.	102,404	7,554,343
Dominion Energy, Inc.	240,376	17,996,951
DTE Energy Co.	57,534	6,749,889
MDU Resources Group, Inc.	59,436	1,885,310
NiSource, Inc.	116,731	2,891,427
Public Service Enterprise Group, Inc.	150,393	9,358,956
Sempra Energy	94,114	12,295,994
WEC Energy Group, Inc.	94,126	8,861,022
		83,697,643
Water Utilities - 0.2%
American Water Works Co., Inc.	54,152	9,211,797
Essential Utilities, Inc.	66,792	3,280,823
		12,492,620

TOTAL UTILITIES		297,243,767

TOTAL COMMON STOCKS
(Cost $4,332,645,279)		6,026,680,325

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.06% (c)	18,057,656	18,061,268
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	67,252,037	67,258,763
TOTAL MONEY MARKET FUNDS
(Cost $85,319,654)		85,320,031
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $4,417,964,933)		6,112,000,356
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(67,457,526)
NET ASSETS - 100%		$6,044,542,830

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	45	Sept. 2021	$9,876,375	$312,104	$312,104
CME E-mini S&P MidCap 400 Index Contracts (United States)	40	Sept. 2021	10,794,800	203,669	203,668
TOTAL FUTURES CONTRACTS					$515,772

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,917
Fidelity Securities Lending Cash Central Fund	73,411
Total	$77,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,509,023	$516,628,654	$504,077,989	$1,580	$--	$18,061,268	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	56,536,826	257,372,263	246,650,326	--	--	67,258,763	0.2%
Total	$62,045,849	$774,000,917	$750,728,315	$1,580	$--	$85,320,031

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$509,508,479	$509,508,479	$--	$--
Consumer Discretionary	346,681,535	346,681,535	--	--
Consumer Staples	434,192,998	434,192,998	--	--
Energy	283,957,530	283,957,530	--	--
Financials	1,237,660,796	1,237,660,796	--	--
Health Care	1,061,315,999	1,061,315,999	--	--
Industrials	726,741,444	726,741,444	--	--
Information Technology	614,497,199	614,497,199	--	--
Materials	228,805,039	228,805,039	--	--
Real Estate	286,075,539	286,075,539	--	--
Utilities	297,243,767	297,243,767	--	--
Money Market Funds	85,320,031	85,320,031	--	--
Total Investments in Securities:	$6,112,000,356	$6,112,000,356	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$515,772	$515,772	$--	$--
Total Assets	$515,772	$515,772	$--	$--
Total Derivative Instruments:	$515,772	$515,772	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$515,772	$0
Total Equity Risk	515,772	0
Total Value of Derivatives	$515,772	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $64,294,997) — See accompanying schedule: Unaffiliated issuers (cost $4,332,645,279)	$6,026,680,325
Fidelity Central Funds (cost $85,319,654)	85,320,031
Total Investment in Securities (cost $4,417,964,933)		$6,112,000,356
Segregated cash with brokers for derivative instruments		1,315,500
Receivable for investments sold		20,919,838
Receivable for fund shares sold		86,228
Dividends receivable		7,514,079
Distributions receivable from Fidelity Central Funds		14,396
Other receivables		53
Total assets		6,141,850,450
Liabilities
Payable to custodian bank	$104
Payable for fund shares redeemed	29,909,895
Payable for daily variation margin on futures contracts	87,318
Other payables and accrued expenses	62,346
Collateral on securities loaned	67,247,957
Total liabilities		97,307,620
Net Assets		$6,044,542,830
Net Assets consist of:
Paid in capital		$4,145,453,284
Total accumulated earnings (loss)		1,899,089,546
Net Assets		$6,044,542,830
Net Asset Value, offering price and redemption price per share ($6,044,542,830 ÷ 388,038,948 shares)		$15.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Dividends		$58,879,682
Interest		412
Income from Fidelity Central Funds (including $73,411 from security lending)		77,328
Total income		58,957,422
Expenses
Custodian fees and expenses	$78,760
Independent trustees' fees and expenses	7,450
Interest	4,044
Total expenses		90,254
Net investment income (loss)		58,867,168
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	327,466,874
Fidelity Central Funds	1,580
Futures contracts	2,019,411
Total net realized gain (loss)		329,487,865
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	612,138,073
Futures contracts	313,678
Total change in net unrealized appreciation (depreciation)		612,451,751
Net gain (loss)		941,939,616
Net increase (decrease) in net assets resulting from operations		$1,000,806,784

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,867,168	$106,397,256
Net realized gain (loss)	329,487,865	(153,667,926)
Change in net unrealized appreciation (depreciation)	612,451,751	354,685,681
Net increase (decrease) in net assets resulting from operations	1,000,806,784	307,415,011
Distributions to shareholders	(5,262,265)	(128,478,104)
Share transactions
Proceeds from sales of shares	632,266,941	1,540,722,235
Reinvestment of distributions	5,262,265	128,478,104
Cost of shares redeemed	(932,801,852)	(540,744,199)
Net increase (decrease) in net assets resulting from share transactions	(295,272,646)	1,128,456,140
Total increase (decrease) in net assets	700,271,873	1,307,393,047
Net Assets
Beginning of period	5,344,270,957	4,036,877,910
End of period	$6,044,542,830	$5,344,270,957
Other Information
Shares
Sold	42,807,475	131,746,213
Issued in reinvestment of distributions	369,541	10,082,192
Redeemed	(63,326,122)	(46,286,207)
Net increase (decrease)	(20,149,106)	95,542,198

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Value Index Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$12.91	$12.02	$13.22	$11.75	$9.68
Income from Investment Operations
Net investment income (loss)A	.15	.29	.33	.32	.30	.26
Net realized and unrealized gain (loss)	2.35	.23	1.46	(.96)	1.69	2.10
Total from investment operations	2.50	.52	1.79	(.64)	1.99	2.36
Distributions from net investment income	(.01)	(.29)	(.34)	(.33)	(.30)	(.19)
Distributions from net realized gain	–	(.05)	(.57)	(.22)	(.22)	(.10)
Total distributions	(.01)	(.34)	(.90)B	(.56)B	(.52)	(.29)
Net asset value, end of period	$15.58	$13.09	$12.91	$12.02	$13.22	$11.75
Total ReturnC,D	19.13%	4.14%	14.94%	(4.73)%	17.16%	24.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	.03%	.10%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	.03%	.10%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	.03%	.10%
Net investment income (loss)	1.99%G	2.49%	2.58%	2.52%	2.39%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$6,044,543	$5,344,271	$4,036,878	$3,698,418	$4,024,272	$1,529,003
Portfolio turnover rateI	46%G	21%	31%	19%	17%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity Series Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain deemed distributions, futures contracts, partnerships, capital loss carryforwards, passive foreign investment companies(PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,826,300,368
Gross unrealized depreciation	(226,316,693)
Net unrealized appreciation (depreciation)	$1,599,983,675
Tax cost	$4,512,532,453

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,721,908)
Long-term	(14,427,658)
Total capital loss carryforward	$(22,149,566)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Index Fund	1,329,257,569	1,562,801,606

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Value Index Fund	Borrower	$54,784,667.30%		$4,044

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Value Index Fund	$7,573	$134	$–

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity Series Large Cap Value Index Fund	- %-C
Actual		$1,000.00	$1,191.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XS6-SANN-0921
1.967966.107

Fidelity® SAI Tax-Free Bond Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

July 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Five States as of July 31, 2021

% of fund's net assets
Illinois	12.5
Other	7.9
New York	6.9
Texas	6.6
Pennsylvania	4.9

Top Five Sectors as of July 31, 2021

% of fund's net assets
General Obligations	27.3
Transportation	17.5
Health Care	16.1
Education	11.6
Special Tax	7.4

Quality Diversification (% of fund's net assets)

As of July 31, 2021
AAA	7.4%
AA,A	68.0%
BBB	15.3%
BB and Below	2.3%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	5.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.3%
	Principal Amount	Value
Alabama - 1.1%
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	$1,025,000	$1,195,630
4% 12/1/38	1,705,000	1,979,131
4% 12/1/41	1,345,000	1,551,245
4% 12/1/44	1,200,000	1,375,595
4% 12/1/49	1,450,000	1,650,593
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	8,505,000	9,709,700
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	4,000,000	4,242,248
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	1,400,000	1,590,659

TOTAL ALABAMA		23,294,801

Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,100,000	1,369,373
5% 6/1/27	750,000	936,368
5% 12/1/27	1,000,000	1,265,325
5% 6/1/28	1,315,000	1,684,924
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,415,000	1,680,934

TOTAL ALASKA		6,936,924

Arizona - 0.9%
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/39	1,545,000	2,075,897
5% 7/1/40	1,545,000	2,071,621
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	265,000	276,227
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	754,594
Bonds Series 2019 B, 5%, tender 9/1/24 (a)	650,000	748,368
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39	450,000	481,353
Series 2016:
5.75% 1/1/36 (b)	400,000	420,293
6% 1/1/48 (b)	875,000	912,623
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,878,839
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,700,000	2,158,654
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/32	865,000	1,050,587
5% 7/1/39	500,000	597,349
5% 7/1/45	2,565,000	3,029,286
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	1,380,000	1,571,245

TOTAL ARIZONA		19,026,936

California - 3.5%
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,340,000	1,655,622
California Gen. Oblig.:
Series 2017, 5% 11/1/29	2,375,000	3,010,850
Series 2020, 4% 11/1/45	4,200,000	4,741,510
Series 2021, 5% 9/1/29 (c)	10,215,000	13,583,973
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	766,360	912,916
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	1,000,000	1,211,988
5.25% 11/1/36	515,000	611,324
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,635,000	3,347,692
5% 5/15/39	1,175,000	1,480,812
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (b)	100,000	90,446
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (b)	100,000	90,828
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	800,000	843,239
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28	1,000,000	1,238,028
Los Angeles Dept. Arpt. Rev. Series B, 5% 5/15/45	9,000,000	11,839,789
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2021 B, 5% 7/1/51	6,660,000	8,721,609
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,745,000	3,074,788
5% 4/1/25	2,885,000	3,346,774
5% 4/1/26	2,030,000	2,429,494
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	2,000,000	2,309,916
5% 11/15/26	2,000,000	2,385,551
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	2,850,000	3,561,430
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	465,000	586,491
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	800,000	962,454
Series 2017 B:
5% 7/1/29	485,000	593,389
5% 7/1/30	970,000	1,180,192

TOTAL CALIFORNIA		73,811,105

Colorado - 2.7%
Colorado Health Facilities Auth.:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (a)	1,000,000	1,199,471
Series 2019 B, 5%, tender 8/1/26 (a)	755,000	902,295
Series 2018 A, 4% 11/15/48	960,000	1,110,233
Series 2019 A:
4% 11/1/39	905,000	1,085,689
5% 11/1/22	1,800,000	1,908,235
5% 11/1/26	1,495,000	1,835,464
5% 11/15/39	1,250,000	1,620,652
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	390,000	437,117
Series 2019 H, 4.25% 11/1/49	220,000	246,805
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,775,000	4,916,190
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	2,000,000	2,477,315
5% 3/15/38	2,000,000	2,472,985
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	6,480,000	6,864,442
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	5,415,000	7,090,310
5% 9/15/46	8,300,000	10,858,202
Series 2020 B, 5% 9/15/27	2,290,000	2,913,034
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	6,725,000	7,075,848
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (FSA Insured)	135,000	158,715
Series 2020:
5% 12/1/22 (FSA Insured)	165,000	174,944
5% 12/1/50 (FSA Insured)	1,500,000	1,879,255

TOTAL COLORADO		57,227,201

Connecticut - 4.0%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	630,000	675,448
5% 2/1/25 (Build America Mutual Assurance Insured)	670,000	777,136
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	155,000	156,860
Series 2014 H, 5% 11/15/21	1,550,000	1,571,764
Series 2015 B, 5% 6/15/32	265,000	309,094
Series 2016 B:
5% 5/15/25	1,000,000	1,178,418
5% 5/15/26	545,000	664,112
Series 2017 A, 5% 4/15/33	245,000	300,188
Series 2018 A, 5% 4/15/38	1,000,000	1,249,544
Series 2018 F, 5% 9/15/22	235,000	247,987
Series 2019 A, 5% 4/15/26	655,000	795,983
Series 2019 B, 5% 2/15/23	7,000,000	7,530,398
Series 2020 A:
4% 1/15/34	2,250,000	2,757,854
5% 1/15/40	2,000,000	2,584,865
Series 2021 D:
5% 7/15/24 (c)	1,150,000	1,313,579
5% 7/15/25 (c)	1,905,000	2,256,737
5% 7/15/26 (c)	1,905,000	2,332,790
5% 7/15/27 (c)	2,540,000	3,205,571
5% 7/15/28 (c)	2,920,000	3,782,232
Series A, 5% 3/1/27	1,000,000	1,123,333
Series C, 5% 6/1/23	2,000,000	2,081,750
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,335,000	3,991,552
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	805,000	813,051
Series 2014 A, 1.1%, tender 2/7/23 (a)	6,000,000	6,087,353
Series 2020 B:
5%, tender 1/1/25 (a)	2,405,000	2,770,556
5%, tender 1/1/27 (a)	1,780,000	2,182,769
Series U1, 2%, tender 2/8/22 (a)	105,000	106,050
Series 2019 A:
5% 7/1/27 (b)	555,000	607,551
5% 7/1/34 (b)	685,000	742,907
Series 2019 Q-1:
5% 11/1/24	460,000	528,571
5% 11/1/26	500,000	612,417
Series 2020 K:
4% 7/1/45	2,865,000	3,336,352
5% 7/1/40	1,050,000	1,348,427
Series A, 5% 7/1/26	1,000,000	1,138,897
Series K1, 5% 7/1/33	815,000	968,493
Series K3, 5% 7/1/43	350,000	406,886
Series R:
4% 7/1/36	1,000,000	1,147,303
5% 6/1/32	550,000	727,538
5% 6/1/33	375,000	494,452
5% 6/1/34	575,000	755,753
5% 6/1/35	870,000	1,141,383
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,610,000	1,775,332
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	410,000	438,360
Series A, 5% 9/1/33	5,000,000	5,693,548
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,400,000	1,427,344
5% 1/1/24	1,520,000	1,690,952
5% 1/1/28	3,890,000	4,773,181
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	450,000	463,667
Series 2019 A, 5% 11/1/25	495,000	590,130

TOTAL CONNECTICUT		83,656,418

Delaware - 0.1%
Delaware Gen. Oblig. Series 2020 A, 5% 1/1/30	2,240,000	3,016,844
District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	500,000	614,971
District of Columbia Rev. Series 2018:
5% 10/1/23	350,000	383,529
5% 10/1/25	495,000	581,087
5% 10/1/26	830,000	1,003,323
5% 10/1/27	905,000	1,122,860
5% 10/1/43	3,080,000	3,783,326
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)	3,225,000	3,367,004
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/38	1,500,000	1,875,639
5% 10/1/44	8,000,000	9,932,865
Series 2019 B, 5% 10/1/47	7,500,000	9,450,437
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,605,000	1,916,913

TOTAL DISTRICT OF COLUMBIA		34,031,954

Florida - 4.4%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	845,000	975,241
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,470,000	1,781,126
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	964,263
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	2,000,000	2,454,900
Series 2021:
4% 7/1/38 (FSA Insured)	1,140,000	1,410,671
4% 7/1/39 (FSA Insured)	995,000	1,227,977
5% 7/1/32 (FSA Insured)	3,000,000	4,119,999
5% 7/1/33 (FSA Insured)	2,660,000	3,622,068
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	820,000	958,779
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/22	350,000	358,346
5% 3/1/23	400,000	425,853
5% 3/1/24	250,000	273,596
5% 3/1/25	670,000	753,953
Series 2019:
5% 10/1/22	225,000	236,679
5% 10/1/23	250,000	273,582
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	9,130,000	10,160,417
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,475,000	2,868,354
5% 10/1/35	1,000,000	1,147,400
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,510,000	1,924,865
5% 10/1/43	2,000,000	2,527,724
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/27	5,000,000	6,237,166
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	4,005,000	5,001,899
5% 8/1/28	2,020,000	2,582,879
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	1,000,000	1,202,402
5% 4/1/44	3,235,000	4,036,337
Manatee County School District Series 2017, 5% 10/1/28 (FSA Insured)	2,500,000	3,112,644
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	2,000,000	2,420,234
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,715,000	1,993,017
Miami-Dade County School District Series 2015, 5% 3/15/26	1,545,000	1,808,381
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	4,000,000	4,706,713
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	875,000	1,037,786
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	2,000,000	2,511,578
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,550,000	1,944,370
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	800,000	908,611
5% 7/1/25	1,455,000	1,714,425
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	1,020,000	1,161,383
Series 2015 A, 5% 12/1/40	1,680,000	1,907,328
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	960,000	1,130,820
Series 2020 B:
4% 7/1/45	3,000,000	3,517,633
5% 7/1/40	700,000	898,281
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	1,000,000	606,311
0% 9/1/39	850,000	491,622
0% 9/1/40	1,000,000	551,403
0% 9/1/41	1,000,000	526,321
0% 9/1/42	1,000,000	501,923
0% 9/1/45	1,850,000	813,049
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	245,000	305,844
5% 10/15/49	455,000	564,956

TOTAL FLORIDA		92,661,109

Georgia - 2.4%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,000,000	1,296,899
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	6,360,000	6,676,688
2.25%, tender 5/25/23 (a)	1,840,000	1,904,762
Series 2013 1st, 2.925%, tender 3/12/24 (a)	2,320,000	2,471,290
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	6,357,567
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	800,000	889,154
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,350,000	1,745,891
Series 2019, 4% 6/15/49	190,000	222,589
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	1,855,000	2,121,080
5% 1/1/26	1,225,000	1,459,637
5% 1/1/30	410,000	525,529
5% 1/1/39	1,215,000	1,514,665
5% 1/1/44	1,590,000	1,964,219
Series C, 5% 1/1/22	100,000	101,970
Series HH, 5% 1/1/22	1,825,000	1,860,952
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,480,000	1,744,747
4% 7/1/43	1,545,000	1,794,487
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	770,000	825,223
Series 2019 B, 4%, tender 12/2/24 (a)	2,640,000	2,936,912
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,110,000	1,144,873
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	2,000,000	2,189,754
Series 2020 B:
4% 9/1/38	3,000,000	3,681,956
5% 9/1/25	1,355,000	1,611,812
5% 9/1/31	1,385,000	1,868,223
Series A:
5% 6/1/22	420,000	436,112
5% 6/1/23	420,000	455,388
5% 6/1/24	695,000	778,209

TOTAL GEORGIA		50,580,588

Hawaii - 0.8%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	930,000	1,130,195
Series FG, 5% 10/1/27	1,000,000	1,232,718
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	7,055,000	9,248,367
Series 2018 A, 5% 9/1/41	2,000,000	2,513,854
Series 2019 A, 5% 9/1/24	765,000	877,963
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	885,000	1,048,508

TOTAL HAWAII		16,051,605

Idaho - 0.4%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	110,000	122,653
Series 2021 A:
5% 7/15/29	3,000,000	3,944,125
5% 7/15/30	1,000,000	1,338,941
5% 7/15/31	640,000	871,844
5% 7/15/32	1,250,000	1,694,257

TOTAL IDAHO		7,971,820

Illinois - 12.5%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	100,000	115,850
4% 6/1/27	830,000	982,592
4% 6/1/28	625,000	746,915
4% 6/1/29	1,550,000	1,878,880
4% 6/1/30	1,000,000	1,236,897
4% 6/1/31	1,250,000	1,532,579
4% 6/1/34	1,000,000	1,195,314
4% 6/1/35	1,290,000	1,538,282
4% 6/1/36	1,575,000	1,873,082
Series 2020 A:
5% 1/1/29	675,000	858,114
5% 1/1/30	625,000	791,873
5% 1/1/31	850,000	1,072,294
5% 1/1/33	1,650,000	2,069,348
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	59,911
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,465,000	1,459,328
Series 2011 A:
5% 12/1/41	60,000	60,847
5.5% 12/1/39	170,000	172,705
Series 2012 A, 5% 12/1/42	55,000	57,677
Series 2015 C:
5.25% 12/1/35	2,000,000	2,259,734
5.25% 12/1/39	45,000	50,612
Series 2016 A, 7% 12/1/44	3,200,000	3,947,697
Series 2017 C, 5% 12/1/25	290,000	342,261
Series 2017 D, 5% 12/1/31	865,000	1,065,669
Series 2017 H, 5% 12/1/36	650,000	792,911
Series 2018 A, 5% 12/1/27	185,000	230,374
Series 2018 C:
5% 12/1/24	100,000	114,358
5% 12/1/25	505,000	596,005
5% 12/1/27	505,000	628,860
5% 12/1/46	1,590,000	1,958,652
Series 2019 A:
5% 12/1/21	185,000	187,803
5% 12/1/23	2,150,000	2,371,662
5% 12/1/28	240,000	305,774
5% 12/1/30	575,000	743,075
5% 12/1/31	600,000	772,830
Series 2021 A:
5% 12/1/35	3,500,000	4,541,663
5% 12/1/36	1,250,000	1,619,459
5% 12/1/38	1,425,000	1,837,381
Series 2021 B, 5% 12/1/36	1,200,000	1,554,680
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	2,090,000	2,472,115
5% 1/1/27	1,520,000	1,849,489
5% 1/1/30	1,745,000	2,270,217
5% 1/1/32	1,300,000	1,670,387
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	620,000	661,332
Series 2016 B, 5% 1/1/46	6,905,000	8,143,406
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/25	500,000	533,848
Series 2015 B, 5% 1/1/32	1,000,000	1,152,372
Series 2016 D, 5% 1/1/52	1,205,000	1,454,274
Series 2018 B:
5% 1/1/36	2,250,000	2,849,972
5% 1/1/37	3,250,000	4,106,726
5% 1/1/48	10,000,000	12,422,704
5% 1/1/53	385,000	476,544
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	900,000	987,730
5% 3/1/25	850,000	990,838
5% 3/1/26	1,235,000	1,485,459
5% 3/1/27	1,245,000	1,546,539
5% 3/1/28	1,350,000	1,717,128
Cook County Gen. Oblig. Series 2021 A:
5% 11/15/31	3,650,000	4,890,348
5% 11/15/32	2,400,000	3,207,736
5% 11/15/33	2,350,000	3,130,315
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	240,000	300,712
5% 10/1/28	200,000	256,715
5% 10/1/44	1,000,000	1,247,250
5% 10/1/49	1,250,000	1,550,749
5% 10/1/51	1,000,000	1,238,727
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	300,000	354,613
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,150,000	5,975,470
5% 5/15/43	50,000	61,911
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	1,000,000	1,219,312
Bonds Series E, 2.25%, tender 4/29/22 (a)	330,000	335,230
Series 2012 A, 5% 5/15/22	1,000,000	1,037,516
Series 2013, 4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	405,000	417,506
Series 2015 A:
4.125% 11/15/37	680,000	764,225
5% 11/15/45	10,000,000	11,713,940
Series 2016 A:
5% 2/15/24	850,000	953,889
5% 8/15/25	1,175,000	1,395,527
Series 2016 C, 5% 2/15/31	2,500,000	3,074,235
Series 2016:
4% 12/1/35	360,000	412,766
5% 12/1/40	2,150,000	2,566,679
5% 12/1/46	12,400,000	14,700,442
Series 2017 A, 5% 1/1/35	3,000,000	3,599,543
Series 2018 A:
4.25% 1/1/44	55,000	63,712
5% 1/1/38	215,000	263,143
5% 10/1/41	3,000,000	3,731,012
5% 1/1/44	320,000	387,839
Series 2019, 4% 9/1/35	450,000	525,218
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	5,000,000	6,392,229
Series 2012:
5% 8/1/21	10,000	10,000
5% 8/1/22	60,000	62,852
5% 8/1/24	1,000,000	1,047,866
Series 2013, 5% 7/1/22	40,000	41,746
Series 2014:
5% 2/1/22	215,000	220,149
5% 2/1/23	180,000	192,689
5% 2/1/26	550,000	610,407
Series 2016:
5% 2/1/26	5,270,000	6,289,741
5% 2/1/27	615,000	752,070
Series 2017 D, 5% 11/1/25	1,185,000	1,403,725
Series 2018 A:
5% 10/1/24	500,000	571,154
5% 10/1/28	1,000,000	1,267,381
5% 10/1/29	1,600,000	2,014,749
Series 2018 B, 5% 10/1/26	1,000,000	1,213,372
Series 2019 B:
5% 9/1/21	500,000	501,903
5% 9/1/22	490,000	515,183
5% 9/1/23	500,000	548,199
5% 9/1/24	500,000	569,457
Series 2021 A:
5% 3/1/32	195,000	257,092
5% 3/1/33	1,000,000	1,313,188
5% 3/1/34	1,000,000	1,308,039
5% 3/1/46	2,000,000	2,539,732
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,300,000	1,385,179
Series 2015 A, 5% 1/1/37	470,000	549,805
Series 2019 A, 5% 1/1/44	490,000	618,432
Series A:
5% 1/1/38	1,010,000	1,338,656
5% 1/1/41	220,000	289,552
5% 1/1/45	13,450,000	17,366,429
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	2,010,000	2,381,653
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (FSA Insured)	460,000	549,691
4% 12/1/31 (FSA Insured)	615,000	732,367
4% 12/1/33 (FSA Insured)	255,000	301,999
4% 12/1/35 (FSA Insured)	275,000	324,391
4% 12/1/36 (FSA Insured)	250,000	294,448
4% 12/1/38 (FSA Insured)	580,000	680,129
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	3,200,000	1,948,913
0% 6/15/46 (FSA Insured)	8,000,000	4,443,366
0% 6/15/47 (FSA Insured)	2,525,000	1,362,457
Series 2017 A, 5% 6/15/57	6,625,000	7,948,534
Series 2020 A:
4% 6/15/50	8,955,000	10,313,437
5% 6/15/50	7,310,000	9,131,873
Series 2020 B, 5% 6/15/42	2,695,000	3,459,311
Series 2022 A:
0% 12/15/35 (c)	780,000	556,107
0% 12/15/36 (c)	1,035,000	713,998
0% 6/15/40 (c)	1,055,000	644,865
0% 6/15/41 (c)	1,450,000	855,518
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,300,000	1,540,409
4% 4/1/38 (Build America Mutual Assurance Insured)	1,300,000	1,531,482
4% 4/1/40 (Build America Mutual Assurance Insured)	870,000	1,021,350
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,200,000	1,449,722
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	215,000	231,952
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	127,279

TOTAL ILLINOIS		263,527,535

Indiana - 0.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	580,000	618,018
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2015 B, 1.65%, tender 1/1/22 (a)	965,000	971,106
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2019, 5% 7/1/22	1,510,000	1,572,476
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	340,000	348,741
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (b)	695,000	735,137
Series 2019 B, 3.5% 1/1/49	670,000	734,878
Series 2021 B, 5% 1/1/23	500,000	534,069
Series A:
3.75% 1/1/49	3,170,000	3,521,053
5% 1/1/28	325,000	408,636
5% 7/1/28	325,000	413,507
5% 1/1/29	325,000	416,836
5% 7/1/29	270,000	349,898
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,555,000	1,903,224
Series 2020, 5% 4/1/32	765,000	964,028

TOTAL INDIANA		13,491,607

Iowa - 0.6%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	1,000,000	1,231,651
Series 2019 A2, 2.875% 5/15/49	505,000	509,942
Series A, 5% 5/15/48	120,000	139,565
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	5,925,000	7,205,390
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,200,000	1,410,802
Series 2021 B1, 4% 6/1/49	1,550,000	1,829,811

TOTAL IOWA		12,327,161

Kentucky - 3.7%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/36	760,000	881,741
4% 2/1/37	575,000	665,271
5% 2/1/24	1,180,000	1,311,462
5% 2/1/25	945,000	1,088,982
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	320,000	386,585
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	6,750,000	6,910,942
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	730,000	925,374
5% 1/1/39	690,000	872,905
5% 1/1/49	2,500,000	3,126,536
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	355,000	357,289
Series 2019 A2, 5% 8/1/49	3,400,000	4,239,828
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,095,000	1,342,384
(Proj. No. 119) Series 2018:
5% 5/1/28	1,000,000	1,268,162
5% 5/1/38	4,000,000	4,919,860
Series 2017:
5% 4/1/25	3,425,000	3,992,201
5% 4/1/26	3,470,000	4,177,659
Series A:
4% 11/1/34	1,250,000	1,460,630
4% 11/1/35	400,000	466,656
4% 11/1/36	1,000,000	1,165,391
4% 11/1/37	1,250,000	1,453,238
5% 11/1/22	1,400,000	1,485,272
5% 8/1/27	400,000	470,121
5% 11/1/29	1,105,000	1,417,395
Series B:
5% 8/1/21	110,000	110,000
5% 8/1/23	1,330,000	1,456,091
5% 8/1/25	2,965,000	3,494,700
5% 8/1/26	1,910,000	2,325,328
5% 5/1/27	2,000,000	2,479,691
Series C, 5% 11/1/21	1,055,000	1,067,701
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (a)	11,515,000	13,313,306
Series C1, 4%, tender 6/1/25 (a)	2,000,000	2,248,915
Series A:
4% 6/1/23	585,000	624,867
4% 12/1/24	500,000	559,767
4% 6/1/25	585,000	663,906
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	1,530,000	1,687,815
Series 2020 C, 5%, tender 10/1/26 (a)	525,000	643,277
Series 2020 D, 5%, tender 10/1/29 (a)	630,000	824,407
Series 2016 A, 5% 10/1/31	95,000	114,450
Series 2020 A, 4% 10/1/39	1,500,000	1,756,292

TOTAL KENTUCKY		77,756,397

Louisiana - 0.8%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/22	815,000	842,084
4% 12/1/23	1,135,000	1,213,202
4% 12/1/24	1,145,000	1,253,921
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	2,020,000	2,435,041
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	885,000	1,100,690
Series 2018 E:
5% 7/1/32	1,470,000	1,862,789
5% 7/1/33	1,195,000	1,510,092
5% 7/1/34	1,385,000	1,745,431
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	1,495,000	1,571,204
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	1,410,000	1,443,756
2.1%, tender 7/1/24 (a)	680,000	705,584

TOTAL LOUISIANA		15,683,794

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	100,000	109,151
Series 2013:
5% 7/1/22 (Escrowed to Maturity)	400,000	417,619
5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	395,000	431,147
Series 2017 B, 5% 7/1/33	280,000	340,861
Maine Hsg. Auth. Mtg. Series C, 3.5% 11/15/46	3,035,000	3,198,805
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	614,127

TOTAL MAINE		5,111,710

Maryland - 1.9%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	5,425,000	6,699,995
5% 4/1/28	6,575,000	8,474,085
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	585,000	648,347
Series 2019 C:
5% 9/1/27	725,000	908,904
5% 9/1/28	115,000	147,511
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	1,000,000	1,126,939
Maryland Gen. Oblig. First Series 2016, 5% 6/1/26	1,785,000	2,027,077
Maryland Health & Higher Edl. Series 2021 A, 5% 6/1/31	350,000	467,534
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	705,000	795,547
5% 4/15/25	920,000	1,077,510
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	1,645,000	1,979,658
4% 7/1/50	960,000	1,149,130
5% 7/1/40	4,930,000	6,484,537
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/26	2,580,000	3,163,633
5% 7/15/27	3,700,000	4,672,009

TOTAL MARYLAND		39,822,416

Massachusetts - 4.6%
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	4,455,000	5,644,121
Series 2021 A, 5% 6/1/51	7,990,000	10,273,842
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	5,195,000	5,549,745
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,375,000	1,621,336
Series 2017 A, 5% 1/1/36	2,415,000	2,942,155
Series 2017, 5% 7/1/47	945,000	1,101,537
Series 2018, 5% 1/1/43	1,335,000	1,605,040
Series 2019 K:
5% 7/1/25	825,000	972,801
5% 7/1/26	1,085,000	1,322,282
5% 7/1/27	1,305,000	1,635,630
Series 2019:
5% 7/1/25	655,000	768,996
5% 7/1/26	370,000	448,510
5% 7/1/28	550,000	698,937
5% 7/1/29	500,000	648,838
5% 9/1/59	3,730,000	4,650,092
Series 2020 A:
4% 7/1/45	3,660,000	4,281,697
5% 10/15/25	350,000	419,879
5% 10/15/27	7,500,000	9,599,756
5% 10/15/28	7,340,000	9,663,048
Series 2021 V, 5% 7/1/55	5,320,000	8,766,018
Series A, 4% 6/1/49	2,365,000	2,699,741
Series J2, 5% 7/1/53	3,775,000	4,629,146
Series M:
4% 10/1/50	3,725,000	4,377,411
5% 10/1/45	2,805,000	3,571,551
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	1,630,000	2,076,431
Series E, 5% 11/1/50	3,395,000	4,418,086
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 2/15/49	2,500,000	2,986,936

TOTAL MASSACHUSETTS		97,373,562

Michigan - 2.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	150,000	168,269
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	800,000	987,938
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	1,060,000	1,195,113
5% 7/1/25	465,000	533,449
5% 7/1/26	425,000	500,730
5% 7/1/27	660,000	796,118
5% 7/1/28	925,000	1,138,599
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	920,000	1,134,337
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	500,000	565,225
Lansing Cmnty. College Series 2019, 5% 5/1/44	5,070,000	6,330,340
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	630,000	657,903
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	4,220,000	5,047,412
(Trinity Health Proj.) Series 2017, 5% 12/1/37	1,000,000	1,249,347
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (a)	620,000	643,747
Series 2019 MI2, 5%, tender 2/1/25 (a)	740,000	858,609
Series 2015 A:
5% 8/1/26	1,675,000	1,910,707
5% 8/1/27	2,680,000	3,055,403
Series 2015, 5% 11/15/28	1,405,000	1,638,314
Series 2016, 5% 11/15/26	850,000	1,046,754
Series 2019 A:
4% 12/1/49	795,000	938,810
5% 11/15/48	290,000	368,210
Series 2020 A, 4% 6/1/49	865,000	1,013,937
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	810,000	951,746
Series 2019 A, 5% 3/1/31	580,000	748,106
Series 2019:
5% 3/1/32	650,000	835,738
5% 3/1/33	625,000	801,371
5% 3/1/34	700,000	895,016
5% 3/1/35	700,000	893,261
5% 3/1/36	800,000	1,019,231
5% 3/1/37	900,000	1,143,823
5% 3/1/38	1,325,000	1,680,649
5% 3/1/39	900,000	1,139,227
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	525,000	577,467
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,245,000	1,406,630
Series 2020 A, 5% 4/1/50	4,000,000	5,175,536

TOTAL MICHIGAN		49,047,072

Minnesota - 0.6%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	515,000	552,016
5% 6/1/27	500,000	594,284
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	500,000	609,889
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	2,120,000	2,780,541
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,460,000	1,572,760
Series 2018 A, 5% 10/1/45	5,000	6,001
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	540,000	611,129
5% 5/1/48	675,000	840,436
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(b)	1,340,000	1,459,355
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,240,000	2,638,434

TOTAL MINNESOTA		11,664,845

Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	605,000	722,493
Series I:
5% 10/1/22	400,000	422,449
5% 10/1/23	550,000	605,449
5% 10/1/24	535,000	611,413
5% 10/1/26	650,000	790,873
5% 10/1/28	1,000,000	1,275,611

TOTAL MISSISSIPPI		4,428,288

Missouri - 1.4%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	675,000	842,910
4% 12/1/34	400,000	498,750
4% 12/1/36	700,000	872,814
4% 12/1/37	500,000	622,557
4% 12/1/40	500,000	620,221
5% 12/1/28	580,000	755,886
5% 12/1/29	350,000	466,511
5% 12/1/30	660,000	900,087
5% 12/1/35	600,000	809,344
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,350,000	2,840,690
Series 2019 A:
4% 10/1/48	4,785,000	5,531,577
5% 10/1/46	460,000	569,390
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	155,000	172,719
Series 2021 A, 3% 5/1/52	2,905,000	3,197,818
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (FSA Insured)	1,695,000	1,770,391
Series 2019 C:
5% 7/1/26	1,440,000	1,758,052
5% 7/1/27	2,430,000	3,053,688
Series A, 5.25% 7/1/26 (FSA Insured)	2,790,000	3,440,069
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	55,000	62,470

TOTAL MISSOURI		28,785,944

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	75,000	85,225
Nebraska - 0.7%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	13,400,000	15,189,792
Nevada - 1.1%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,255,000	1,535,614
Clark County School District:
Series 2015 C, 5% 6/15/26	3,000,000	3,583,890
Series 2016 B, 5% 6/15/26	1,675,000	2,033,034
Series 2017 A:
5% 6/15/22	2,520,000	2,627,973
5% 6/15/24	250,000	283,834
5% 6/15/25	5,945,000	6,996,596
5% 6/15/26	215,000	260,957
Series 2017 C, 5% 6/15/22	210,000	218,998
Series A, 5% 6/15/27	1,305,000	1,635,287
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	2,360,000	2,618,437
Series 2019 B, 4% 10/1/49	250,000	277,807

TOTAL NEVADA		22,072,427

New Hampshire - 0.3%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,778,326	2,162,593
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	315,000	393,186
Series 2017, 5% 7/1/44	2,335,000	2,736,860
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	1,695,000	1,754,806
Series 2016, 5% 10/1/23	170,000	186,983

TOTAL NEW HAMPSHIRE		7,234,428

New Jersey - 4.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	1,000,000	1,111,587
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	310,000	319,561
Series A, 5% 11/1/31	2,735,000	3,513,984
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	1,000,000	1,206,155
5% 6/15/35	580,000	730,924
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	220,000	227,431
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (FSA Insured)	1,035,000	1,212,120
Series 2013 NN, 5% 3/1/27	1,055,000	1,133,172
Series 2014 PP, 5% 6/15/26	1,000,000	1,131,875
Series 2015 XX:
5% 6/15/22	3,285,000	3,421,631
5% 6/15/23	3,500,000	3,812,117
Series 2016 A, 5% 7/15/27	1,000,000	1,205,059
Series 2016 BBB:
5% 6/15/23	1,400,000	1,524,847
5.5% 6/15/30	230,000	285,268
Series 2018 EEE:
5% 6/15/28	590,000	746,238
5% 6/15/34	1,500,000	1,892,545
Series LLL:
4% 6/15/44	2,935,000	3,427,855
4% 6/15/49	2,690,000	3,123,548
Series MMM:
4% 6/15/35	1,160,000	1,381,181
4% 6/15/36	450,000	534,251
New Jersey Edl. Facility Series 2016 E, 5% 7/1/22	765,000	797,011
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	1,060,000	1,317,562
4% 6/1/31	400,000	504,745
4% 6/1/32	270,000	346,076
5% 6/1/29	1,195,000	1,574,356
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	1,360,000	1,543,642
Series 2019 B2, 5%, tender 7/1/25 (a)	1,665,000	1,956,648
Series 2019 B3, 5%, tender 7/1/26 (a)	1,695,000	2,054,312
Series 2016:
4% 7/1/48	200,000	221,688
5% 7/1/28	1,170,000	1,403,476
5% 7/1/41	90,000	105,221
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	285,000	289,591
5% 12/1/23	200,000	221,948
5% 12/1/24	115,000	132,339
5% 12/1/25	215,000	254,997
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/28	1,000,000	1,282,098
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2021 A:
4% 1/1/42	1,710,000	2,069,491
4% 1/1/51	2,000,000	2,391,476
Series D, 5% 1/1/28	1,000,000	1,210,157
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,945,000	2,453,916
Series 2010 A, 0% 12/15/27	1,205,000	1,107,483
Series 2018 A:
5% 12/15/32	355,000	448,430
5% 12/15/34	1,350,000	1,702,473
Series 2021 A:
4% 6/15/38 (c)	800,000	929,913
5% 6/15/33	4,520,000	5,995,263
Series 2022 A, 4% 6/15/40 (c)	3,340,000	3,857,062
Series 2022 AA:
5% 6/15/30 (c)	1,970,000	2,475,299
5% 6/15/31 (c)	4,790,000	6,121,367
Series A:
4% 12/15/39	1,000,000	1,179,387
4.25% 12/15/38	2,515,000	2,968,302
Series AA:
4% 6/15/39	1,040,000	1,247,645
4% 6/15/50	2,280,000	2,685,650
5% 6/15/29	405,000	421,788
5% 6/15/36	1,150,000	1,494,507
5% 6/15/50	500,000	633,694
Series BB, 4% 6/15/44	1,300,000	1,495,874
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,144,096
Rutgers State Univ. Rev. Series Q:
5% 5/1/22	275,000	284,932
5% 5/1/23	215,000	232,612

TOTAL NEW JERSEY		90,497,876

New Mexico - 0.6%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,218,150
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	1,460,000	1,717,468
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	960,000	1,068,116
Series 2019 D, 3.75% 1/1/50	345,000	382,078
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	5,000,000	5,811,775
Series 2019 A:
4% 5/1/23	590,000	628,928
4% 11/1/23	200,000	216,862
4% 5/1/24	675,000	743,815
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	35,125
5% 5/15/34	70,000	80,777
5% 5/15/39	50,000	57,326
5% 5/15/44	50,000	56,957
5% 5/15/49	105,000	119,250
Series 2019 B1, 2.625% 5/15/25	55,000	55,245

TOTAL NEW MEXICO		12,191,872

New York - 6.8%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46	1,265,000	1,543,444
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,700,000	4,455,738
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	2,600,000	2,687,580
Series 2018, 5% 9/1/36	250,000	319,440
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	323,303
New York City Gen. Oblig.:
Series 2021 A1:
5% 8/1/28	2,385,000	3,087,051
5% 8/1/29	2,595,000	3,433,739
Series B, 5% 10/1/42	2,000,000	2,557,611
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (a)	1,265,000	1,272,924
Series 2021, 0.6%, tender 7/1/25 (a)	1,675,000	1,682,306
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	7,000,000	8,095,861
Series 2018 S2, 5% 7/15/35	1,075,000	1,340,490
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,800,000	2,232,756
Series 2018 B, 5% 8/1/45	7,150,000	8,806,693
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,600,000	4,965,191
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	1,200,000	1,213,936
Series 2019 B2, 5%, tender 5/1/24 (a)	880,000	973,043
Series 2019 B3, 5%, tender 5/1/26 (a)	635,000	752,908
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,515,000	4,667,390
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1, 5% 11/15/34	1,465,000	1,826,563
Series 2017 D, 5% 11/15/35	2,000,000	2,488,276
Series 2020 A, 5% 2/1/23	3,020,000	3,233,750
Series 2020 D, 4% 11/15/46	13,530,000	15,818,712
Series 2021 A1, 4% 11/15/45	8,500,000	10,026,313
Series D1, 5% 11/1/25	2,050,000	2,166,507
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	1,000,000	1,234,582
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	1,250,000	1,482,892
Series 2020 C:
5% 3/15/43	5,000,000	6,480,604
5% 3/15/47	10,000,000	12,883,745
Series 2020 E:
4% 3/15/44	9,300,000	10,977,271
4% 3/15/45	7,500,000	8,826,413
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (FSA Insured)	1,625,000	1,796,277
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (b)	250,000	261,141
5.375% 11/1/54 (b)	935,000	985,396
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	1,875,000	2,462,769
Triborough Bridge & Tunnel Auth. Revs. Series 2018 A, 5% 11/15/44	4,000,000	4,970,472

TOTAL NEW YORK		142,333,087

New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	5,000,000	6,009,878
Series 194, 5.25% 10/15/55	1,335,000	1,587,699

TOTAL NEW YORK AND NEW JERSEY		7,597,577

North Carolina - 1.0%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	875,000	1,053,567
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	55,000	69,123
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	465,000	584,404
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	780,000	792,475
Series 2019 C, 2.55%, tender 6/1/26 (a)	1,345,000	1,446,401
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	14,000,000	17,243,068

TOTAL NORTH CAROLINA		21,189,038

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 3% 1/1/52	910,000	1,004,357
Ohio - 4.2%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,735,000	4,486,126
Series 2020, 5% 11/15/31	385,000	514,230
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	500,000	517,705
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	1,000,000	1,181,828
Series 2016, 5% 2/15/46	1,735,000	2,055,565
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	900,000	901,400
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,215,944
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (FSA Insured)	1,200,000	1,339,897
5% 1/1/25 (FSA Insured)	730,000	846,890
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	2,500,000	2,535,495
Columbus Gen. Oblig.:
Series 2016 2, 5% 7/1/25	1,900,000	2,247,712
Series 2019 A, 5% 4/1/33	2,430,000	3,159,482
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	385,000	405,373
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	200,000	216,745
Hamilton County Healthcare Facilities Rev. Series 2012, 5.25% 6/1/26	495,000	512,190
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	1,000,000	1,111,291
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	825,000	1,008,694
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	4,415,000	5,082,226
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	435,000	476,882
5% 8/1/45	3,550,000	4,412,838
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,075,000	1,119,661
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	715,000	761,452
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	730,000	860,378
5% 7/1/35	2,625,000	3,374,128
5% 7/1/42	4,525,000	5,709,489
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,700,000	2,052,843
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	285,000	331,589
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	110,000	123,716
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/31	1,400,000	1,952,418
5% 12/15/32	1,735,000	2,463,366
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	1,365,000	1,465,606
5% 2/1/24	3,580,000	4,011,163
5% 2/1/26	1,145,000	1,380,338
Ohio Tpk. Commission Tpk. Rev. Series A, 5% 2/15/51	9,280,000	12,110,603
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/21	335,000	340,205
5% 12/1/22	360,000	382,590
5% 12/1/23	500,000	552,400
5% 12/1/24	525,000	601,525
5% 12/1/25	460,000	544,276
5% 12/1/26	600,000	730,359
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,940,000	2,323,314
5% 2/15/27	1,615,000	1,931,808
Series 2019, 5% 2/15/29	745,000	877,197
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,800,000	2,151,720
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	5,000,000	6,012,954

TOTAL OHIO		88,393,611

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/23	750,000	814,585
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/21	380,000	380,000
4% 8/1/22	475,000	491,195
5% 8/1/26	360,000	430,432
5% 8/1/44	660,000	802,505

TOTAL OKLAHOMA		2,918,717

Oregon - 0.9%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,300,000	1,714,540
5% 8/15/38	3,700,000	4,854,804
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	1,695,000	1,765,752
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	10,220,000	11,371,767

TOTAL OREGON		19,706,863

Pennsylvania - 4.9%
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/36	605,000	774,006
5% 7/1/38	1,210,000	1,539,499
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46	4,000,000	4,687,416
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	680,000	826,178
Series 2020 A:
5% 6/1/29	1,750,000	2,285,452
5% 6/1/32	3,000,000	3,977,266
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,140,000	1,371,636
Doylestown Hosp. Auth. Hosp. Rev. Series 2019, 5% 7/1/49	1,020,000	1,225,122
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/22	1,500,000	1,566,859
5% 7/1/23	900,000	983,972
5% 7/1/24	1,700,000	1,937,192
5% 7/1/26	1,900,000	2,322,760
5% 7/1/27	2,000,000	2,517,299
5% 7/1/28	2,080,000	2,685,088
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	505,000	513,207
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,685,000	3,023,334
Series 2019:
4% 9/1/36	750,000	890,565
4% 9/1/37	750,000	888,208
4% 9/1/38	1,700,000	2,008,996
4% 9/1/39	1,100,000	1,297,056
4% 9/1/44	250,000	291,846
5% 9/1/22	600,000	630,330
5% 9/1/23	500,000	547,334
5% 9/1/24	675,000	767,738
Series 2020:
5% 4/1/22	325,000	334,522
5% 4/1/23	360,000	386,342
5% 4/1/24	365,000	406,379
5% 4/1/25	280,000	322,504
5% 4/1/26	330,000	391,604
5% 4/1/27	630,000	767,973
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	1,060,000	1,200,229
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A:
5% 4/15/24	550,000	620,639
5% 4/15/25	750,000	878,405
5% 4/15/26	2,500,000	3,026,399
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 2.8%, tender 12/1/21 (a)	200,000	201,773
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012:
5% 5/1/31 (Pre-Refunded to 11/1/22 @ 100)	1,035,000	1,097,787
5% 11/1/42	1,370,000	1,432,132
Series 2016, 5% 5/1/34	1,600,000	1,911,611
Series 2018 A, 5% 2/15/48	940,000	1,153,894
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,480,000	1,753,597
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	2,000,000	2,386,001
Series 2021 A:
4% 12/1/43	3,000,000	3,575,507
4% 12/1/46	5,000,000	5,926,995
4% 12/1/50	1,000,000	1,179,928
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	530,000	612,837
Series 2017, 5% 11/1/47	1,040,000	1,216,489
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,165,000	1,423,474
Series 2019 B:
5% 2/1/34	2,250,000	2,914,455
5% 2/1/35	2,750,000	3,547,089
5% 2/1/36	2,415,000	3,103,012
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,400,000	1,709,498
Series 2019 A:
4% 9/1/35	1,250,000	1,504,565
5% 9/1/23	660,000	724,362
5% 9/1/26	2,000,000	2,442,140
5% 9/1/30	1,335,000	1,746,452
5% 9/1/32	1,000,000	1,300,172
5% 9/1/34	620,000	803,638
5% 9/1/44	1,450,000	1,835,072
Series 2019 B:
5% 9/1/25	1,360,000	1,608,648
5% 9/1/26	1,105,000	1,349,282
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/22	1,000,000	1,056,848
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	450,000	571,858
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	235,000	274,133
4% 6/1/49	555,000	641,812
5% 6/1/44	405,000	513,175
5% 6/1/49	645,000	813,057
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	885,000	1,080,898
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,430,000	1,684,104

TOTAL PENNSYLVANIA		102,989,650

Pennsylvania, New Jersey - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/24	2,250,000	2,509,989
Rhode Island - 0.0%
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	245,000	271,024
South Carolina - 1.1%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,875,000	2,374,062
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	1,400,000	1,449,222
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	540,000	585,627
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	340,000	383,996
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,305,000	1,663,287
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	2,300,000	2,538,485
Series 2014 C:
5% 12/1/26	100,000	114,856
5% 12/1/39	1,000,000	1,140,673
5% 12/1/46	4,675,000	5,331,931
Series 2016 A, 5% 12/1/33	220,000	263,790
Series A, 5% 12/1/23	790,000	877,084
Series B, 5% 12/1/24	2,520,000	2,909,010
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,470,000	3,017,370

TOTAL SOUTH CAROLINA		22,649,393

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (a)	1,595,000	1,787,981
Tennessee - 2.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 5% 8/1/25	615,000	724,335
Series 2019 A2, 5% 8/1/44	2,250,000	2,820,564
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	630,000	781,291
5% 4/1/28	420,000	534,071
5% 4/1/41	500,000	617,542
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	11,000,000	13,670,910
5% 1/1/30	12,750,000	17,085,756
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	410,000	462,412
5.25% 10/1/58	1,225,000	1,500,998
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,025,000	2,304,158
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	100,000	106,039
Tennessee Hsg. Dev. Agcy. Residential Series 2021 1, 3% 7/1/51	3,010,000	3,317,229

TOTAL TENNESSEE		43,925,305

Texas - 6.6%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,468,825
Central Reg'l. Mobility Auth.:
Series 2018, 5% 1/1/25	1,000,000	1,156,055
Series 2020 B:
4% 1/1/34	280,000	337,493
4% 1/1/35	225,000	270,536
4% 1/1/36	245,000	293,335
4% 1/1/37	350,000	417,901
4% 1/1/38	465,000	553,989
4% 1/1/39	600,000	713,182
4% 1/1/40	230,000	272,886
5% 1/1/27	200,000	246,754
5% 1/1/28	230,000	291,486
5% 1/1/29	850,000	1,103,551
5% 1/1/30	400,000	530,674
5% 1/1/31	200,000	263,698
5% 1/1/32	200,000	263,662
5% 1/1/33	300,000	393,468
Series 2021 B:
5% 1/1/30	1,000,000	1,326,685
5% 1/1/32	1,275,000	1,718,653
5% 1/1/39	1,300,000	1,702,677
5% 1/1/46	3,500,000	4,515,026
Series 2021 C, 5% 1/1/27	3,765,000	4,471,965
Collin County Series 2019, 5% 2/15/26	2,315,000	2,792,018
Cypress-Fairbanks Independent School District Bonds Series 2014 B1, 1.25%, tender 8/15/22 (a)	890,000	900,124
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 B:
4% 11/1/34	1,410,000	1,754,002
4% 11/1/35	1,255,000	1,558,091
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,315,000	1,504,415
Series 2019:
5% 2/15/23	1,000,000	1,075,127
5% 2/15/24	700,000	782,147
5% 2/15/25	1,000,000	1,159,966
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	500,000	615,217
Denton County Gen. Oblig. Series 2020:
4% 5/15/26	2,510,000	2,937,119
4% 5/15/27	1,935,000	2,317,733
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	670,000	704,591
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	1,000,000	1,166,859
5% 3/1/27	1,000,000	1,206,834
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	800,000	835,237
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	500,000	622,223
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,175,000	2,730,673
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	765,000	952,925
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,534,589
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	1,000,000	1,251,314
Series 2020 C, 5% 11/15/28	2,400,000	3,126,411
Series 2021 A:
5% 11/15/26	380,000	470,869
5% 11/15/28	1,580,000	2,058,220
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	410,000	483,256
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,500,000	1,845,999
5% 5/15/48	1,700,000	2,079,955
Series 2020, 5% 5/15/28	2,250,000	2,872,954
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	565,000	592,266
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,550,000	1,831,331
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	345,000	361,381
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	750,000	892,933
Series 2017 A, 5% 1/1/39	4,000,000	4,953,456
Series 2018:
4% 1/1/38	1,835,000	2,137,215
5% 1/1/35	500,000	618,751
Series 2019 A:
5% 1/1/23	2,000,000	2,137,457
5% 1/1/24	2,100,000	2,344,278
5% 1/1/38	5,000,000	6,317,950
Series 2019 B, 5% 1/1/25	645,000	748,040
Series 2021 B, 4% 1/1/33	2,000,000	2,486,896
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	2,325,000	2,404,756
Plano Independent School District Series 2016 A, 5% 2/15/23	1,000,000	1,075,288
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2018, 2.75%, tender 12/1/22 (a)	1,400,000	1,446,129
Series 2020, 1.75%, tender 12/1/25 (a)	10,750,000	11,374,361
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	2,285,000	2,509,910
Series 2020, 5% 12/1/24	550,000	635,696
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	950,000	1,114,062
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	8,000,000	9,583,800
Series 2018 A, 5% 7/1/22	800,000	835,281
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	725,208	772,482
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	860,000	978,592
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	95,000	95,094
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	825,000	993,744
4% 6/30/38	2,100,000	2,513,775
4% 12/31/39	1,750,000	2,087,843
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,150,000	1,337,378
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
5% 3/15/24	1,435,000	1,615,498
5% 3/15/25	1,500,000	1,753,343
5% 3/15/26	1,855,000	2,244,329
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,500,000	695,507
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 4/15/23	1,000,000	1,083,779
Series 2018 A, 5% 10/15/43	1,000,000	1,257,056
Series 2018 B, 5% 4/15/49	1,000,000	1,268,881

TOTAL TEXAS		139,749,907

Utah - 1.1%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	4,000,000	4,893,105
Series 2018 B, 5% 7/1/48	1,000,000	1,243,080
Series 2021 B:
5% 7/1/46 (c)	2,465,000	3,217,062
5% 7/1/51 (c)	9,920,000	12,906,875
Utah Gen. Oblig. Series 2020, 5% 7/1/26	1,000,000	1,224,690

TOTAL UTAH		23,484,812

Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Series A, 3.75% 11/1/50	1,765,000	1,965,399
Virginia - 1.4%
Norfolk Series 2019, 5% 8/1/27	2,150,000	2,716,842
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	500,000	613,805
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	280,000	322,572
4% 4/1/39	250,000	287,122
4% 4/1/40	280,000	320,738
4% 4/1/45	750,000	849,144
5% 4/1/22	225,000	231,592
5% 4/1/24	300,000	332,664
5% 4/1/26	350,000	412,007
5% 4/1/27	350,000	422,368
5% 4/1/28	440,000	542,473
5% 4/1/29	575,000	722,586
5% 4/1/49	1,000,000	1,221,045
Virginia Gen. Oblig. Series 2018 A, 5% 6/1/27	1,975,000	2,491,562
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	6,985,000	8,561,839
5% 8/1/27	7,460,000	9,446,955
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	307,465

TOTAL VIRGINIA		29,802,779

Washington - 3.0%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/22	1,140,000	1,178,765
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,175,000	1,360,059
Univ. of Washington Univ. Revs. Series 2020 A, 5% 4/1/50	3,250,000	4,177,595
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	480,000	481,847
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/24	1,250,000	1,401,881
Series 2016 C, 5% 2/1/39	2,560,000	3,043,328
Series 2017 D, 5% 2/1/35	500,000	614,519
Series 2018 C, 5% 2/1/41	1,000,000	1,247,190
Series 2021 A, 5% 8/1/43	900,000	1,176,408
Series 2021 C, 5% 2/1/44	13,040,000	17,190,256
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	45,000	56,226
5% 7/1/42	560,000	684,879
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	200,000	211,587
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	245,000	284,134
5% 8/15/26	225,000	268,323
Series 2015, 5% 1/1/25	1,000,000	1,152,740
Series 2017 A, 4% 7/1/42	5,780,000	6,657,643
Series 2017:
4% 8/15/42	7,000,000	7,722,252
5% 8/15/36	500,000	594,074
Series 2020:
5% 9/1/38	2,000,000	2,633,101
5% 9/1/45	2,250,000	2,916,629
5% 9/1/50	2,500,000	3,226,003
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	430,000	508,080
5% 10/1/26	2,010,000	2,447,901
5% 10/1/34	1,510,000	1,779,600

TOTAL WASHINGTON		63,015,020

Wisconsin - 1.5%
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	530,000	623,080
5.25% 10/1/48	530,000	620,474
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	745,000	920,453
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (b)	395,000	473,503
Series 2021 A, 4.5% 6/1/56 (c)	3,540,000	3,540,000
Series 2021 B, 6.5% 6/1/56 (c)	1,700,000	1,700,000
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,240,000	1,432,248
Series 2021 A:
5% 5/1/33	510,000	647,883
5% 5/1/36	5,685,000	7,183,497
Wisconsin Health & Edl. Facilities:
Series 2018, 5% 4/1/34	2,000,000	2,542,974
Series 2019 A:
2.25% 11/1/26	325,000	325,411
5% 11/1/25	240,000	263,402
5% 11/1/29	170,000	191,096
5% 12/1/30	300,000	392,826
5% 12/1/31	300,000	391,338
5% 12/1/32	350,000	455,221
5% 12/1/33	350,000	453,824
5% 12/1/34	350,000	452,690
5% 12/1/35	450,000	580,954
5% 7/1/44	500,000	591,208
5% 11/1/46	1,445,000	1,565,865
5% 7/1/49	2,000,000	2,356,724
Series 2019 B, 5% 7/1/38	355,000	422,642
Series 2019 B1, 2.825% 11/1/28	365,000	365,756
Series 2019 B2, 2.55% 11/1/27	235,000	235,393
Series 2019:
5% 10/1/24	270,000	307,922
5% 10/1/26	550,000	668,888
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 A, 3% 3/1/52	925,000	1,021,673
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	500,000	623,479

TOTAL WISCONSIN		31,350,424

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	3,175,000	3,424,477
TOTAL MUNICIPAL BONDS
(Cost $1,877,012,877)		1,984,628,666

Municipal Notes - 0.1%
New York - 0.1%
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 C, 5% 9/1/21
(Cost $3,006,458)	3,000,000	3,011,210
	Shares	Value

Money Market Funds - 7.9%
Fidelity Tax-Free Cash Central Fund 0.04% (d)(e)
(Cost $165,168,723)	165,131,209	165,180,740
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $2,045,188,058)		2,152,820,616
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(47,599,772)
NET ASSETS - 100%		$2,105,220,844

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,326,172 or 0.3% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$37,586
Total	$37,586

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 0.04%	$128,530,960	$261,898,009	$225,261,000	$719	$12,052	$165,180,740	14.0%
Total	$128,530,960	$261,898,009	$225,261,000	$719	$12,052	$165,180,740

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,987,639,876	$--	$1,987,639,876	$--
Money Market Funds	165,180,740	165,180,740	--	--
Total Investments in Securities:	$2,152,820,616	$165,180,740	$1,987,639,876	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	27.3%
Transportation	17.5%
Health Care	16.1%
Education	11.6%
Special Tax	7.3%
Others* (Individually Less Than 5%)	20.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,880,019,335)	$1,987,639,876
Fidelity Central Funds (cost $165,168,723)	165,180,740
Total Investment in Securities (cost $2,045,188,058)		$2,152,820,616
Cash		109,987
Receivable for investments sold		893
Receivable for fund shares sold		1,174,912
Interest receivable		18,178,177
Distributions receivable from Fidelity Central Funds		4,737
Prepaid expenses		1,584
Receivable from investment adviser for expense reductions		187,353
Other receivables		756
Total assets		2,172,479,015
Liabilities
Payable for investments purchased on a delayed delivery basis	$63,010,461
Payable for fund shares redeemed	558,665
Distributions payable	3,027,199
Accrued management fee	606,770
Other payables and accrued expenses	55,076
Total liabilities		67,258,171
Net Assets		$2,105,220,844
Net Assets consist of:
Paid in capital		$1,997,029,951
Total accumulated earnings (loss)		108,190,893
Net Assets		$2,105,220,844
Net Asset Value, offering price and redemption price per share ($2,105,220,844 ÷ 190,194,336 shares)		$11.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2021 (Unaudited)
Investment Income
Interest		$19,985,991
Income from Fidelity Central Funds		37,586
Total income		20,023,577
Expenses
Management fee	$3,425,874
Custodian fees and expenses	10,126
Independent trustees' fees and expenses	2,441
Registration fees	51,130
Audit	29,412
Legal	2,533
Miscellaneous	4,434
Total expenses before reductions	3,525,950
Expense reductions	(1,086,779)
Total expenses after reductions		2,439,171
Net investment income (loss)		17,584,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,811,197
Fidelity Central Funds	719
Total net realized gain (loss)		1,811,916
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	17,563,917
Fidelity Central Funds	12,052
Total change in net unrealized appreciation (depreciation)		17,575,969
Net gain (loss)		19,387,885
Net increase (decrease) in net assets resulting from operations		$36,972,291

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2021 (Unaudited)	Year ended January 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,584,406	$32,502,806
Net realized gain (loss)	1,811,916	(1,228,392)
Change in net unrealized appreciation (depreciation)	17,575,969	20,868,388
Net increase (decrease) in net assets resulting from operations	36,972,291	52,142,802
Distributions to shareholders	(17,580,399)	(33,083,617)
Share transactions
Proceeds from sales of shares	443,056,429	1,110,999,262
Reinvestment of distributions	101	223
Cost of shares redeemed	(154,848,927)	(935,959,504)
Net increase (decrease) in net assets resulting from share transactions	288,207,603	175,039,981
Total increase (decrease) in net assets	307,599,495	194,099,166
Net Assets
Beginning of period	1,797,621,349	1,603,522,183
End of period	$2,105,220,844	$1,797,621,349
Other Information
Shares
Sold	40,539,312	105,747,535
Issued in reinvestment of distributions	9	21
Redeemed	(14,163,920)	(89,175,378)
Net increase (decrease)	26,375,401	16,572,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Tax-Free Bond Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$10.89	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.097	.215	.241	.081
Net realized and unrealized gain (loss)	.101	.085	.735	.176
Total from investment operations	.198	.300	.976	.257
Distributions from net investment income	(.098)	(.216)	(.248)	(.067)
Distributions from net realized gain	–	(.004)	(.028)	–
Total distributions	(.098)	(.220)	(.276)	(.067)
Net asset value, end of period	$11.07	$10.97	$10.89	$10.19
Total ReturnC,D	1.82%	2.83%	9.68%	2.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.43%	.60%G,H
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%G
Expenses net of all reductions	.25%G	.25%	.25%	.25%G
Net investment income (loss)	1.80%G	2.02%	2.28%	2.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,105,221	$1,797,621	$1,603,522	$489,517
Portfolio turnover rateI	8%G	32%	12%	2%J

 A For the period October 2, 2018 (commencement of operations) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2021

1. Organization.

Fidelity SAI Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$107,997,038
Gross unrealized depreciation	(345,781)
Net unrealized appreciation (depreciation)	$107,651,257
Tax cost	$2,045,169,359

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,223,163)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Tax-Free Bond Fund	374,445,178	73,858,470

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Tax-Free Bond Fund	$1,735

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,077,892.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $538.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $8,349.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 to July 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2021	Ending Account Value July 31, 2021	Expenses Paid During Period-B February 1, 2021 to July 31, 2021
Fidelity SAI Tax-Free Bond Fund	.25%
Actual		$1,000.00	$1,018.20	$1.25
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STF-SANN-0921
1.9887621.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2021